As filed with the Securities and Exchange Commission on April 29, 2026

Registration No. 333-81714
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 27
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 294
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
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(Address of Depositor’s Principal Executive Offices) (Zip Code)

(515) 246-5688
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(Depositor’s Telephone Number, including Area Code)

Kate F. Stecklein
Principal Life Insurance Company
Principal Financial Group
711 High Street, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal ® Executive Variable Universal Life

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)
    _____    immediately upon filing pursuant to paragraph (b)
     XX     on May 1, 2026 pursuant to paragraph (b)
    _____    60 days after filing pursuant to paragraph (a)(1)
    _____    on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act
If appropriate, check the following box:
    _____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account (the "Separate Account")

This prospectus is dated May 1, 2026.

This prospectus, also known as the statutory prospectus, is only for the use of current Policy Owners. It provides information about the Policy.
The Policy features two types of investment options: (1) the Divisions of the Separate Account, each of which invests in the shares of a corresponding mutual fund or series thereof (“Underlying Fund”); and (2) the Fixed Account, which guarantees principal and credits a fixed rate of interest. Information about the Underlying Funds available as investment options under the Policy is contained in their respective current prospectuses, which you should read carefully.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
The availability of investment options, Policy benefits, or other Policy features described in this prospectus may vary depending on your financial professional or your financial professional’s firm. See GENERAL DESCRIPTION OF THE POLICY – Financial Intermediary Variations.

GLOSSARY
Adjustment – change to your Policy resulting from an increase or decrease in Face Amount or a change in: smoking status; death benefit option; rating or riders.
Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.
Attained Age –the Insured’s issue age plus the number of full Policy Years since the policy date.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Company (and we, us, our) - Principal Life Insurance Company.
Data Pages - the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time which reflect the current status of your Policy.
Death Benefit Guarantee Premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.
Division – a part of the Separate Account which invests in shares of a corresponding Underlying Fund. The "Money Market Division" refers to the Fidelity VIP Government Money Market Portfolio .
Effective Date – the date on which all requirements for issuance of a Policy have been satisfied.
Face Amount – life insurance coverage amount. It is referred to as the total Face Amount.
Fixed Account – that part of the Policy that is not in the Divisions or Loan Account.
General Account – assets of the Company other than those allocated to the Separate Account or our other separate accounts.
Home Office – the address shown on your Policy cover page or such other address we provide.
Insured – the person named as the “Insured” on the Data Pages.
Loan Account – portion of the Policy Value that reflects the Loan Indebtedness (if you have taken out a loan).
Loan Indebtedness – the amount of any policy loan(s) and unpaid loan interest.
Maturity Date – the Policy anniversary following the Insured’s 100th birthday.
Monthly Date – the day of the month which is the same day as the Policy Date. For example, if the Policy Date is September 5, 2005, the first Monthly Date is October 5, 2005.
Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date.
Net Amount at Risk – the amount upon which the cost of insurance charges are based, computed as follows: the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus the Policy Value at the beginning of the policy month calculated as if the Monthly Policy Charge was zero.
Net Policy Value – the Policy Value minus any Loan Indebtedness.
Net Premium – the gross premium less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions and/or the Fixed Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.
Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined.
Policy Face Amount – the insurance benefit provided by the Policy without any riders.
Policy Month – any one-month period beginning on the Monthly Date. For example, if the Monthly Date is May 5, 2005; the first policy month ends on June 4, 2005.

Policy Value (also known as the accumulated value)  – the sum of the values in the Divisions and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the Policy anniversary and each subsequent one year period beginning on a Policy anniversary. For example, if the Policy Date is September 5, 2005, the first Policy Year ends on September 4, 2006.
Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal tax payments.
Prorated Basis – in the proportion that the value of a particular Division or the Fixed Account bears to the total value of all Divisions and the Fixed Account.
Separate Account - the Principal Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – Policy Value plus any value provided by a rider benefit.
Target Premium – a premium amount which is used to determine any applicable Premium Expense Charge. Target premiums are provided in Appendix A.
Total Face Amount – Policy Face Amount plus Face Amount of the supplemental benefit rider, if any.
Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to calculate the value of each Division.
Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.
Written Request – actual delivery to the Company at our Home Office of a written notice or request, signed and dated, on a form we supply or approve, or in such other form and substance that is acceptable to us. In states where permitted, we will require you to use the form(s) we provide for certain Written Requests, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy.
Written Requests may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
you, your – the Owner of the Policy.

KEY INFORMATION
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals	No surrender charges apply to full surrenders. Partial surrenders are subject to a transaction fee.			CHARGES AND DEDUCTIONS CHARGES AND DEDUCTIONS
Transaction Charges	You may be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction fee for unscheduled partial surrendersand transfer fees.			SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the Policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Funds , as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses CHARGES AND DEDUCTIONS APPENDIX - Underlying Funds Available Under the Policy
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.12%	2.50%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. Withdrawals will reduce the value of your Policy and the death benefit may lead to adverse tax consequences.

Risks of Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Underlying Funds). Each investment option (including the Fixed Account) has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.
GENERAL DESCRIPTION OF THE POLICY - General Account
Policy Lapse
When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, failure to pay sufficient premiums, and unpaid policy loans and loan interest will increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse) POLICY TERMINATION AND REINSTATEMENT

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Account (including a Fixed DCA Account, if applicable), certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers from the Fixed Account are subject to significant limitations. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
We reserve the right to remove or substitute Underlying Funds as investment options.

Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.
GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights GENERAL DESCRIPTION OF THE POLICY - Material State Variations GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OTHER BENEFITS AVAILABLE UNDER THE POLICY

Withdrawals may significantly reduce the value of a benefit.

Withdrawals may significantly reduce the value of a benefit.

Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

Not all of the options described in the prospectus are available or approved for use in every state.
GENERAL DESCRIPTION OF THE POLICY - Material State Variations GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations

TAXES	Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing policy.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
OVERVIEW OF THE POLICY
This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The purpose of the Policy is primarily to provide death benefit protection upon the death of the Insured.
The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Account, and/or investment experience of the Divisions. As a result, the Policy may be appropriate for persons seeking both life insurance protection and the potential for the accumulation of cash values. However, it is not suitable as a short-term investment due to the costs of insurance and the expenses charged. In addition, withdrawals from the Policy (as well as loans) will increase risk of lapse and may have adverse tax consequences.
Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
Net Premium payments are allocated to the Fixed Account and the Divisions according to your instructions. The Fixed Account guarantees principal and credits a fixed rate of interest. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, including its investment objectives, policies and restrictions, charges and expenses and other operational information, is contained in its prospectus. Additional information about each Underlying Fund is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the Policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Payment of insufficient premiums may result in a lapse of the Policy.
Contract Features

Death Benefits/Maturity Proceeds
Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are paid in cash or applied under a benefit payment option elected on the application (or, if no option was selected, Option 1). Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.

Surrenders and Withdrawal Options
The Policy may be fully surrendered and any Net Surrender Value paid to the Owner.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. No surrender charge is imposed on a full surrender. Partial surrenders are subject to limitations on the number and amounts you may surrender. A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each partial surrender after the second partial surrender in a Policy Year.
Partial surrenders may significantly reduce the Policy Value, the death benefit, and any optional benefits and will increase the risk of lapse. Surrenders may also have adverse tax consequences.
Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value. You are charged interest on any Loan Indebtedness.
Outstanding policy loans and loan interest may significantly reduce the death benefit and any optional benefits, and will increase the risk of lapse. Unpaid Loan Indebtedness may also have adverse tax consequences.
Transfers
Subject to certain limitations, you may transfer funds among the Divisions and the Fixed Account. We also offer Automatic Portfolio Rebalancing. You may incur an additional fee for transfers.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy, including benefits that accelerate the payment of your death benefit under certain circumstances or help manage the risk of lapse. An additional charge may apply if you elect an optional benefit.
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy or make withdrawals from the Policy, or transfer value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge(1)	upon receipt of premium	7.00% of premium up to Target Premium
Taxes (federal, state, and local)	upon receipt of premium
Maximum		3.45% of premium paid
Current		3.25% of premium paid
Transaction Fee for Partial Surrender	from each partial surrender after the second partial surrender in a Policy Year
Maximum		the lesser of $25 or 2% of the amount surrendered
Current		the lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Transfer	upon each unscheduled transfer after the first unscheduled transfer in a policy month.
Maximum		$25 per unscheduled transfer
Current		none
(1)    Sales Charge varies over time see CHARGES AND DEDUCTIONS - Premium Expense Charge for more detail.

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.08 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.28 per $1,000 of Net Amount at Risk
Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.08 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.28 per $1,000 of Net Amount at Risk
Asset Based Charge:	monthly
Maximum		0.60% of Division values per year
Current		0.30% of Division values per year(3)
Net Policy Loan Charge	annually (accrued daily)
Maximum		1.0% of loan balance per year
Current		1.0% of loan balance per year
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2)    Representative Insured is a 45-year old male in Policy Year One with a risk classification of preferred non-smoker.
(3)    The Current Asset Based Charge shown is for Policies with a policy date prior to April 1, 2007. The charge for Policies with a policy date April 1, 2007, and later is 0.20% of Division values per year.
The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. Expenses shown may change over time and be higher or lower in the future. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2025	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.12%	2.50%

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss
You can lose money by investing in a Policy, including loss of principal. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Not a Short Term Investment
This Policy is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. Costs of insurance and other Policy expenses may reduce the value of your Policy and its benefits. In addition, the benefits of tax deferral are better for investors with long time horizons. Partial surrenders may significantly reduce the Policy Value, the death benefit, and any optional benefits and will increase the risk of lapse.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance, Monthly Policy Charges, Loan Indebtedness, and/or partial surrenders could cause the Policy to lapse unless additional premiums are paid. Partial surrenders and policy loans increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. It is possible that the Policy could lapse even if your Policy has a rider that is intended to help you manage the risk of lapse.When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value

The Policy should not be viewed as a highly-liquid investment. Your ability to withdraw money from the Policy is restricted and partial surrenders may negatively affect your Policy Value, death benefit, and any optional benefits.

Partial Surrender
The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 90% of the current Net Policy Value. The partial surrender may not decrease the total Face Amount to less than $100,000. A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each partial surrender after the second partial surrender in a Policy Year. The death benefit will be reduced by the amount of the partial surrender.
Full Surrender
The Policy may be surrendered while the Policy is in effect. There is no surrender charge for full surrenders. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its Maturity Date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Funds
Amounts that you allocate to the Divisions are subject to the risk of poor investment performance. Each Division invests in an Underlying Fund. The performance of each Division depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to an Underlying Fund's investment risks when you invest in the correspondence Division. A comprehensive discussion of risks of risks of each Underlying Fund may be found in the Underlying Fund's prospectus. As with all mutual funds, as the value of Underlying Fund's asset rise or fall, the fund's share price changes.
The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policy owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Policy without exception.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company is unable to meet its obligations to creditors, it is possible that the Company's obligations to you under this Policy may not be satisfied.

Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors

We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. The advisers' revenues from which such compensation is paid may be derived, in whole or in part, from the advisory fees deducted from Underlying Fund assets.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
Risks Affecting Our Administration of Your Policy
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that may be beyond our control, including systems failures and operational disruptions caused by severe natural or man-made events (e.g., natural disasters, pandemics, cyberattacks). These risks are not unique to the Company and they could materially impact our ability to conduct business, safeguard your personal information, and administer the Policy (e.g., calculate Policy values or Unit Values, process Policy transactions). These events could also impact the issuers of the securities in which the Underlying Funds invest, which could cause your Policy to lose value.

The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack or other cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Cybersecurity threats, and methods and devices used to attack systems and networks, evolve constantly (for example, through the increased use of artificial intelligent ("AI") tools). Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the Underlying Funds will be able to avoid adverse impacts from cybersecurity incidents including the types of impacts described above. If your Contract is adversely affected as a result of the failure of our cybersecurity controls, we will take reasonable steps to restore your Contract.

CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company located at 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in the District of Columbia and every state. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.

Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987 and is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy, subject to the Company's financial strength and claims-paying ability.
The Company does not guarantee the investment results of the Separate Account.
The Fixed Account
The Fixed Account is part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Account from our Home Office or from a registered representative.
Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, we have sole discretion over the investment of assets in the General Account.
We guarantee that Net Premiums allocated to the Fixed Account accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.
We reserve the right to limit premium payments and/or transfers allocated to the Fixed Account. Our underwriting guidelines prohibit Fixed Account values in related policies (those owned and/or sponsored by a single entity, as determined by us) to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of Net Premium payment allocations and/or transfers to the Fixed Account may be made by related policies. In the absence of your instructions, we will refund the premium payment and/or reject the transfer instructions which would otherwise cause these limited to be exceeded.
The Underlying Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. Additional information about each Underlying Fund, including its name, type, investment advisor, current expenses and performance, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. You should read the Underlying Fund prospectuses carefully before investing. These documents are available without charge on the following website www.principal.com/ExecutiveVULReport.
Voting Rights
We vote shares of the Underlying Funds owned by the Separate Account according to the instructions of the Owners. We will notify you of shareholder meetings of the Underlying Funds related to the Divisions in which you hold Units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy Owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of Underlying Fund shares that you may instruct us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the Underlying Funds in our own right. Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising); administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and policy changes, reporting and overhead); and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a Premium Expense Charge that consists of a sales charge and taxes. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising.
Current Premium Expense Charge
Depending on your Policy Date, current deductions from premiums for the Premium Expense Charge equal:

For Policy Dates prior to April 1, 2007
Current Premium Expense Charge (Percent of Premium Paid)(1)
Years since issue or Adjustment	Sales Charge	State and Local Taxes(2)	Federal Taxes	Total
through 1	4.50%	2.00%	1.25%	7.75%
2 through 5	7.00	2.00	1.25	10.25
6 through 10	3.00	2.00	1.25	6.25
more than 10	none(3)	2.00	1.25	3.25

For Policy Dates of April 1, 2007 and later(4):
Current Premium Expense Charge (Percent of Premium Paid)(1)
Years since issue or Adjustment	Sales Charge	State and Local Taxes(2)	Federal Taxes	Total
through 1	3.75%	2.00%	1.25%	7.00%
2 through 5	7.00	2.00	1.25	10.25
6 through 10	3.00	2.00	1.25	6.25
more than 10	none(3)	2.00	1.25	3.25
(1)    Deducted from premiums paid in each period, up to Target Premium. The premium expense charge also applies to premiums attributable to a Face Amount increase. No sales charge on premiums in excess of Target Premium.
(2)    The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.
(3)    Currently there is no charge. We reserve the right to impose a sales charge of up to a guaranteed maximum charge of 3.0% of premiums paid which are less than or equal to Target Premiums.
(4)    In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to April 1, 2007.
Maximum Premium Expense Charge

Maximum Premium Expense Charge (Percent of Premium Paid up to Target Premium)(1)
Years since issue or Adjustment	Sales Charge	Federal, State, and Local Taxes(2)	Total
through 1	4.50%	3.45%	7.95%
2 through 5	7.00%	3.45%	10.45%
6 through 10	3.00%	3.45%	6.45%
more than 10	3.00%	3.45%	6.45%
(1)    Deducted from premiums paid in each period, up to Target Premium. The premium expense charge also applies to premiums attributable to a Face Amount increase. No sales charge on premiums in excess of Target Premium.
(2)    The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.
The maximum premium expense charge on premiums paid over Target Premium (in all Policy Years) is 3.45% of premium (3.45% federal, state, and local taxes).
Target Premium
The Target Premium is based on the gender, if applicable, age and risk classification of the Insured (see APPENDIX A-TARGET PREMIUM). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge. The Target Premium is not required to be paid.
Transaction Fee for Partial Surrender
A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each partial surrender after the second partial surrender in a Policy Year.
Transfer Fee for Unscheduled Transfer
We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first unscheduled transfer in a policy month. A transfer fee is intended to reimburse us for our additional Separate Account operation expenses related to multiple unscheduled Division transfers. Owners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all Owners in a non-discriminatory fashion.
For purposes of applying the transfer fee for unscheduled Division transfers, we will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.

Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. See LOANS for more detail.

Maximum	1.0% of loan balance per year
Current	1.0% of loan balance per year
Monthly Policy Charge
On the Policy Date and each Monthly Date thereafter, we deduct the Monthly Policy Charge, which includes:
•Cost of Insurance Charge
•Asset Based Charge
•Optional Insurance Benefit Charges
•any additional charges shown on the Data Pages.
The Monthly Policy Charge deduction is made from your Policy Value in the Divisions and/ or Fixed Account (but not your Loan Account). The deduction is made using your current Monthly Policy Charge allocation percentages. Your allocation percentages may be: the same as allocation percentages for premium payments; determined on a Prorated Basis; or determined by any other allocation method upon which we agree. For each Division and/or the Fixed Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If we cannot follow your instructions because of insufficient value in any Division and/or the Fixed Account, the Monthly Policy Charge is deducted on a Prorated Basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.

Maximum Charge	$83.33 per $1,000 of Net Amount at Risk
Minimum Charge	$0.08 per $1,000 of Net Amount at Risk
Your monthly cost of insurance charge is (a) multiplied by (b):
(a)    is the cost of insurance rate described below divided by 1,000; and
(b)    is the Net Amount at Risk.
Different cost of insurance rates may apply to Policy Face Amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the Insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s gender*, Attained Age and risk classification at the time of the increase.
*    The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the Insured.
The Net Amount at Risk is the difference between the death benefit and Policy Value (see Glossary for exact formula). The lower the Policy Value, the higher the Net Amount at Risk thus higher costs of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and Face Amount adjustments.
For entities, groups and persons buying Policies under a sponsored arrangement that have been granted flexible or special underwriting, the cost of insurance charge may increase because of higher anticipated mortality experience. As a result, rates for healthy individuals in a group may be greater under special underwriting programs because they bear a portion of the cost of insuring the less healthy individuals in the group.
Asset Based Charge
The asset based charge compensates us for distribution and administrative expenses.
Each month we deduct the following asset based charge.

Percentage of Net Policy Value
Maximum Charge	0.60% of Division values per year
Current Charge (Policy Date before April 1, 2007)	0.30% of Division values per year
Current Charge (Policy Date April 1, 2007 and later)*	0.20% of Division values per year
* In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to April 1, 2007.

We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.60% of the Division values. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase, and subject to the maximum.
Optional Insurance Benefits Charges

Optional Benefit/Rider	Charge for Insureds with a Risk Classification of Standard or Better
Supplemental Benefit Rider	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.08 nor to exceed $83.33 per $1,000 of Net Amount at Risk.
Distribution of the Policy
The Company pays commissions of no more than 12% of premiums received by the Company in the first Policy Year (or first Policy Year following an Adjustment) up to the Target Premium. In addition, a commission ranging from 0% to 1.0% of premium above the Target Premium received in the first Policy Year (or first year following an Adjustment) may be paid. In the second through the fifth Policy Years following the policy date (or Adjustment Date), commissions range from 0% to 5% of premiums received; in Policy Years six through ten following the policy date (or Adjustment Date), commissions range from 0% to 1.5% of premiums received. Expense allowances may be paid to agents and brokers based on premiums received.
The Company has appointed Principal Securities, Inc. ("PSI") , Des Moines, Iowa 50392, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Divisions of the Separate Account and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions.
Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Underlying Fund Charges
The assets of each Division are used to purchase shares in a corresponding Underlying Fund at net asset value. The net asset value reflects management fees and operating expenses already deducted from the assets of the Underlying Fund. Current management fees and operating expenses for each Underlying Fund are shown in its prospectus.

GENERAL DESCRIPTION OF THE POLICY
General Account
The Company's general obligations, including those under the Fixed Account, and any guaranteed benefits under the Policy are supported by our General Account (and not by the Separate Account) and are subject to the Company's claims-paying ability. A Policy Owner should look to the Company's financial strength for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, Data Pages, copies of any supplemental applications, amendments, and endorsements. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an Adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.
Rights under the Policy
Ownership
Unless changed, the Owner is as named in the application. The Owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:
•    the death proceeds are paid;
•    the maturity proceeds are paid;
•    the Policy is surrendered; or
•    the grace period ends without our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s Ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy’s ownership interest passes to the Insured. If the Owner is not a natural person and is no longer in existence, the Insured becomes the Owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.
You may change your ownership designation. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
Beneficiary
If the Insured dies before the Policy Maturity Date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a Written Request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a Written Request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds are paid to the Owner(s) or the estate of the Owner(s) in equal percentages unless otherwise specified.

Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our Home Office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Limitations on Transfers
You may request scheduled and unscheduled transfers between the Divisions by:
•sending us a Written Request;
•calling us if telephone privileges apply (1-800-247-9988); or
•visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount or percentage to transfer. The transfer is made, and the values determined as of the end of the Valuation Period in which we receive your request.In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions. You choose the investment options, the dollar amount(s) and timing of the transfers. Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. The success of this strategy depends on market trends and is not guaranteed.
You may transfer amounts by making either a scheduled Fixed Account transfer using one of the methods above, or by electing to participate in the automatic transfer program. You may not make both a scheduled and unscheduled Fixed Account transfer in the same Policy Year. It may take several years before a policy Owner can move all the Policy Value in the Fixed Account to the Divisions. Scheduled Fixed Account transfers are made in the proportions used for allocations of premium payments. However, if your allocations included an allocation to the Fixed Account, the notice electing the automatic program must include new premium payment allocations to the Division(s) only.
During the automatic Fixed Account transfer period, you may not:
•    make unscheduled transfers out of the Fixed Account; or
•    make transfers and premium payments to the Fixed Account.

Below are additional limitations and requirements for transfers:

Division Transfers:	Unscheduled	Scheduled/Automatic
Minimum Transfer Amount	None	None
Transfer Fee and Other Limitations	We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first unscheduled transfer in a policy month.	No charge for participating in the automatic transfer program. Transfers continue until your interest in the Division has a zero balance or we receive Written Request to stop them. We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two. You may not make automatic transfers from the Divisions to the Fixed Account.

Fixed Account Transfers:	Unscheduled	Scheduled/Automatic
Number and Timing	one unscheduled Fixed Account to Division(s) transfer during the first 30-day period of each calendar quarter
The transfers will be effective as of the Valuation Period during which we receive your notice and will be made according to the following schedule:
•The first transfer will be 25% of the Fixed Account value;
•12 months from the first transfer (or next Business Day if the transfer day is not a Business Day), 33% of the Fixed Account value;
•24 months from the first transfer (or next Business Day if the transfer day is not a Business Day), 50% of the Fixed Account value; and
•36 months from the first transfer (or next Business Day if the transfer day is not a Business Day), the balance of the Fixed Account value.
If on any transfer date, the Fixed Account value prior to the transfer is $5,000 or less, the entire Fixed Account value will be transferred.

Minimum Transfer Amount	Lesser of $100 or Fixed Account value
Maximum Transfer Amount
In each calendar year, the transfers may not exceed:
•your Fixed Account value as of December 31 of the prior year (if $5,000 or less);
•$5,000 (if your Fixed Account value as of December 31 of the prior year is greater than $5,000 but not more than $20,000); or
•25% of your Fixed Account value as of December 31 of the prior year (if the Fixed Account value is greater than $20,000).

Transfer Fee and Other Limitations	No charge. We must receive your notice during the 30-day period.
No charge. The value of your Fixed Account must be equal to or more than $20,000 when your scheduled transfers begin.
You must elect participation in the program by furnishing us with notice. Once made, this election is irrevocable.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your net Policy Value in the Divisions over time.

Example:    You may choose to rebalance so that 50% of your Policy Values are in the Money Market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the Money Market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.
You may elect APR at the time of application or after the Policy has been issued by:
•calling us at 1-800-247-9988 (if telephone privileges apply);
•mailing us your Written Request;
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
APR transfers are made at the end of the next Valuation Period after we receive your instruction. The APR transfers may be done on the specified frequency (monthly, quarterly, semiannual, or annual) Policy Year or calendar year basis. However, APR transfers are not available if you have scheduled transfers from the same Divisions; and
are not available for any value in the Fixed Account(s).
There is no charge for participation in the APR program.
Automatic portfolio rebalancing is also the term used in connection with certain non-qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan’s allocation instructions.
Limitations on Fixed Account Transfers by Related Policies
We reserve the right to limit premium payments and/or transfers allocated to the Fixed Account. Our underwriting guidelines prohibit Fixed Account values in related policies (those owned and/or sponsored by a single entity, as determined by us) to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of Net Premium payment allocations and/or transfers to the Fixed Account may be made by related policies. In the absence of your instructions, we will refund the premium payment and/or reject the transfer instructions which would otherwise cause these limited to be exceeded.

Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes we may make include:
•transfer assets in any Division to another Division;
•add, combine or eliminate Divisions; or
•substitute the shares of a Division for shares in another Division:
•if shares of a Division are no longer available for investment; or
•if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Division(s) without charge. If we substitute one Underlying Fund for another, you may change allocation percentages. You may exercise these privileges until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise these rights if you have an interest in the affected Division(s).
Suicide
Death proceeds will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date. Instead, we will return all premiums paid, less any Loan Indebtedness, less any partial surrenders. Death proceeds which are a result of a Face Amount increase made under an Adjustment or a rider that requires evidence of insurability will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Adjustment Date. Instead, we will return the sum of the Monthly Policy Charges paid for the increased amount of protection.
Aviation and Hazardous Sports Exclusion Riders
Your Policy may be subject to the Aviation Exclusion Rider or the Hazardous Sports Exclusion Rider. Under these riders, if the Insured dies in an excluded circumstance, We will pay only the Net Surrender Value as of the date of death, even if there is other language in the Policy to the contrary. Excluded circumstances include death as a result of: participating in an excluded hazardous sport specified in the rider; operating, riding in, or descending from aircraft on which the Insured is a pilot or member of the operating crew, is giving or receiving training or instruction, or has other specified assigned duties; or jumping or parachuting from an aircraft.
Delay of Payments or Transfers
Payment due to surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.

If a payment or transfer is delayed and your instruction is not canceled by your Written Request, the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.
In addition, we reserve the right to defer payment of that portion of your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account for a period of up to six months.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the Underlying Funds by forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund and causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Underlying Funds; and
•Increase expenses of the Underlying Fund and Separate Account due to increased broker-dealer commissions and increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Underlying Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an Underlying Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract Owner or other person authorized by the Owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfers during a Contract year to no more than 12;
•Prohibiting you from requesting a transfer among the Divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the Underlying Fund.
The Underlying Funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two Business Days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Material State Variations
Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is below. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in Your Policy, or in riders or endorsements attached to Your Policy. You should refer to Your Policy for these state specific features.

State with Variation	Provision/Rider	Description of Variation
IL, MD, TX	Aviation Exclusion Rider	Not applicable
AZ, CT, GA, IL, KY, LA, MD, MN, MO, MT, NH, NY, ND, OK, SD, TN, TX, WI	Hazardous Sports Exclusion	Not applicable
MO, NY	Change of Insured Rider	Rider Unavailable
Financial Intermediary Variations
There may be variations in the availability of investment options, Policy benefits, and other Policy features described in this prospectus - including restrictions, limitations, and other variations - which may apply depending on the broker-dealer through which the Policy is sold or continues to be serviced. For example, your financial intermediary may not recommend a particular investment option or benefit to you. Any such financial intermediary variations are not known or reasonably available to the Company, and based on several considerations (e.g., the large number of broker-dealers through whom the Policies are distributed, and the terms of our existing selling agreements), the Company does not believe it can obtain information about any such financial intermediary variations without unreasonable effort or expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, Policy benefits, and other Policy features that may apply through your financial professional’s broker-dealer.

PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the Policy Value, the net Policy Value, and how long the Policy remains in force. Insufficient premium payments may cause the policy to lapse as described in POLICY TERMINATION AND REINSTATEMENT.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice;
•By mailing your payment according to the instructions below; or
•By wire transfer according to the instructions below.
Premium Payment Mailing Instructions
Premium payments sent to our Home Office must be addressed as follows:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Premium Payment Wiring Instructions
Premium payments sent to us by wire transfer must be directed as follows:
Direct to: Wire Routing Transit Number 121000248
Bank name: Wells Fargo Bank, N.A.
City, State: San Francisco, CA
Beneficiary Account Number (BNF): 8785453690
Beneficiary Account Name: Principal Life Insurance Company Individual BMA EFT
OBI Information: (instructions - see below)
OBI Information is extremely important in identifying how to apply these funds. Please include the following:
•As much description as possible in the 68 characters allowed.
•Contract number(s), business group or Insured’s name, special instructions - such as “init prem”, “loan repay”, etc.

•Direct it to: ATTN: Individual Billing and Collection
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premium Limitations
Fixed Account Allocations
We reserve the right to limit premium payments and/or transfers allocated to the Fixed Account. Our underwriting guidelines prohibit Fixed Account values in related policies (those owned and/or sponsored by a single entity, as determined by us) to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of Net Premium payment allocations and/or transfers to the Fixed Account may be made by related policies. In the absence of your instructions, we will refund the premium payment and/or reject the transfer instructions which would otherwise cause these limited to be exceeded.
Internal Revenue Code
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
If any premium payment increases the Policy’s death benefit by more than it increases the Policy Value, we reserve the right to refund all or part of the premium payment. If all or part of the premium payment is not refunded, we may require satisfactory evidence of insurability.
Allocation of Premiums
Net premiums are allocated to the Divisions and the Fixed Account according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the Valuation Period in which they are received in good order. Incomplete allocation instructions may delay processing.
You may change the percentage allocation for future premium payments by:
•sending a Written Request to us
•calling at 1-800-247-9988 (if telephone privileges apply)
•faxing the notice to us at (1-866-885-0390)

The allocation changes are effective at the end of the Valuation Period in which the new instructions are received.
Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, your value in a Division is:
•the number of Units you have in the Division
•multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:
•your initial premium payment (less premium expense charges);
•plus subsequent premium payments (less premium expense charges);
•plus transfers from another Division or the Fixed Account
minus Units sold:
•for partial surrenders from the Division;

•as part of a transfer to another Division, the Fixed Account or the Loan Account; and
•to pay Monthly Policy Charges and any transaction fees.
We calculate Unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate Unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day, Juneteenth, National Independence Day,and Independence Day. In addition, we do not calculate Unit values if an emergency exists making disposal or valuation of securities held in the Underlying Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the Unit value of a Division, the Unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in Unit value.
The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price (net asset value) of the Underlying Fund at the end of the Valuation Period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the Underlying Fund during the Valuation Period}
divided by
the share price of the Underlying Fund at the end of the previous Valuation Period after that day’s transactions]
When an investment owned by an Underlying Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units you own in the Division.
Fixed Account Valuation
The value of your Fixed Account on any Business Day is:
•Net Premiums allocated to the Fixed Account
•plus transfers from the Division(s) and the Loan Account (as a result of a loan repayment)
•plus interest credited to the Fixed Account
•minus surrenders, transaction fees, and Monthly Policy Charges
•minus transfers to the Loan Account
•minus transfers to the Division(s)
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
If coverage is in effect and the Insured dies before the Maturity Date, we pay death proceeds. We must receive:
•proof of the death of the Insured;
•Beneficiary’s Statement (Claim Form)*; and
•Trust Agreement (if the beneficiary is a trust).
*    If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.
Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY - Rights Under the Policy).
The payments are made in cash lump sum or under a benefit payment option. Death proceeds are calculated as of the date of the Insured’s death and include:
•the death benefit described below;
•minus Loan Indebtedness;
•minus any overdue Monthly Policy Charges if the Insured died during a grace period;
•plus interest on the death proceeds as required by state law.

Benefit Instructions

While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the Insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If no benefit payment option is selected, the death proceeds are paid in a cash lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are automatically revoked. Not all benefit payment options are available if the beneficiary is not a natural person.
Benefit Payment Options
Custom Benefit Arrangement
A custom benefit payment option may be arranged with our approval.
Life Income
We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due.
Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify between 5 to 30 years. If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments under this option if both persons were to die before the payment is due.
Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Option
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:
•Death Benefit Option 1 - the death benefit equals the greater of:
•the total Face Amount; or
•the amount found by multiplying the surrender value by the applicable percentage*.
•Death Benefit Option 2 - the death benefit equals the greater of:
•the total Face Amount plus the Policy Value; or
•the amount found by multiplying the surrender value by the applicable percentage*.
•Death Benefit Option 3 - the death benefit equals the greater of:
•the total Face Amount plus the greater of a) premiums paid less partial surrenders or b) zero; or
•the amount found by multiplying the surrender value by the applicable percentage*.
*    The applicable percentage tables are in Appendix C and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix C.
Death Benefit Option: 1
Face Amount: $1,000,000
Surrender Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Smoker

Applicable Percentage: 215%
Death Benefit: $900,000 x 215 = $1,935,000
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 287.78% (assuming the Insured is a male) and the death benefit would be $2,590,020.
Change in Death Benefit Option (for Policies using the guideline premium/cash value corridor test)
The death benefit option may be changed prior to the Insured’s Attained Age 75. You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the total Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the Policy Face Amount equals the total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000	$1,000,000	$50,000
($1,000,000 - $50,000)	($950,000 + $50,000)

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the total Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. The total Face Amount increase will be in the same proportion as the Policy Face Amount to the total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the Policy Face Amount equals the total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000	$50,000
	($1,000,000 + $50,000)
after the change	after the change	after the change
$1,050,000	$1,050,000	$50,000
($1,000,000 + $50,000)

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the total Face Amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the Policy Face Amount is to the total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the Policy Face Amount equals the total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000	$50,000
	($1,000,000 + ($30,000 - $10,000))
after the change	after the change	after the change
$1,020,000	$1,020,000	$50,000
($1,000,000 + ($30,000-$10,000))

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the total Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the Policy Face Amount equals the total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000	$50,000
	($1,000,000+($30,000-$10,000))
after the change	after the change	after the change
$970,000	$1,020,000	$50,000
($1,000,000 + ($30,000 - $10,000) - $50,000)	($970,000 + $50,000)

Maturity Proceeds
The Maturity Date is the policy anniversary where the Insured’s Attained Age is 100 and is shown on your Data Pages. If the Insured is living on the Maturity Date, the Policy is in force and you do not want the Maturity Date extended by the Extended Coverage Rider, maturity proceeds equal to the Net Surrender Value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our Home Office.
The maturity proceeds are paid either as a cash lump sum on the Maturity Date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the Maturity Date automatically be extended to the date of the Insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).
Adjustment Options
Increase in Policy Face Amount
You may request an increase at any time provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Policy Face Amount is $10,000.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Insured is alive at the time of your request; and
•the Attained Age of the Insured is 75 or less (70 or less if under a special underwriting program) at the time of the request; and
•we receive evidence satisfactory to us that the Insured is insurable under our underwriting guidelines in place at the time of your request.
The increase in Policy Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your Adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.
Any payment made with the Adjustment application is held in our General Account without interest. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the Divisions. Your current premium allocation percentages are used to make this allocation.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the Policy will lapse, unless the death benefit guarantee is in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in Face Amount.
Decrease in Policy Face Amount
On or after the first policy anniversary, you may request a decrease in the Policy Face Amount. No transaction fee is imposed on decreases in the Policy Face Amount. A decrease is requested as follows:

•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request; and
•the decrease may not reduce the total Face Amount below $100,000.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in the Divisions, the Fixed Account, and Loan Account. The Policy Value:
•increases as premiums are applied and interest is credited;
•decreases as policy loans, partial surrenders, and policy expenses are deducted; and
•can increase or decrease as the investment experience of your chosen Divisions fluctuates.
OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefit associated with the Policy, other standard and/or optional benefits may also be available. The following table summarizes information about those benefits. For information about the fees associated with each benefit included in the table, if any, see SUMMARY: FEE TABLES.
Not all benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. In addition, depending on your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations.

Name of Benefit	Purpose	Standard/Optional	Charge	Brief Description of Restrictions/Limitations
Change of Insured	Allows the business to change the Insured when an employee leaves employment or ownership of the business changes.	Optional	No	Available on business cases only.
Death Benefit Guarantee	Guarantees the Policy will not lapse if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement.	Standard(1)	No	The level of premium paid determines whether the guarantee is extended to the Insured’s Attained Age 85. If the rider terminates, it may not be reinstated. Cannot be used with the Supplemental Benefit Rider.
Enhanced Cash Surrender Value	If you surrender this policy in full, we will pay an amount in addition to the net Policy Value.	Standard	No	Only available upon a full cash surrender of the policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code.
Extended Coverage	Extends the Policy beyond the Maturity Date as long as the Policy is still in-force and the Insured is living on the Policy Maturity Date.	Standard(2)	No	After the Policy Maturity Date:, certain limitations and restrictions are imposed on the Policy.
Supplemental Benefit	Provides additional insurance (Face Amount) at a reduced cost.	Optional	Yes	Cannot be used with the Death Benefit Guarantee Rider; approval required.
(1) If the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement
(2) You may choose not to extend the Maturity Date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy.
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, smoking status, and risk classification of the newly named Insured. Until the effective date of the change of Insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy if the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium requirement. This rider extends the no-lapse guarantee provision if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement. The level of premium (planned or paid) determines whether the no-lapse guarantee is extended to the Insured’s Attained Age 85. The Death Benefit Guarantee Premium requirement is described in the section “Premiums.” There is no charge for this rider.
The use of this rider prohibits the use of the Supplemental Benefit Rider.
Enhanced Cash Surrender Value Rider
This rider is automatically added to all Policies at issue. If you surrender this policy in full, we will pay an amount in addition to the net Policy Value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code. This rider has no value unless or until you surrender the Policy in full. There is no charge for this rider.

Policies with a policy date prior to August 9, 2003
Policy Year of Surrender	Additional Amount
1	5.00% of premium received since issue
2	4.30% of premium received since issue
3	3.20% of premium received since issue
4	2.00% of premium received since issue
5	0.80% of premium received since issue
6+	0.00% of premium received since issue

Policies with a policy date of August 9, 2003 through March 31, 2007
Policy Year of Surrender	Additional Amount
1	6.5% of premium received since issue
2	8.0% of premium received since issue
3	7.6% of premium received since issue
4	6.8% of premium received since issue
5	5.8% of premium received since issue
6	3.9% of premium received since issue
7	2.0% of premium received since issue
8	0.8% of premium received since issue
9	0.8% of premium received since issue
10	0.8% of premium received since issue
11+	0.0% of premium received since issue

Policies with a policy date of April 1, 2007 and later*
Policy Year of Surrender	Additional Amount
1	6.50% of premium received since issue
2	8.15% of premium received since issue
3	8.20% of premium received since issue
4	7.80% of premium received since issue
5	7.20% of premium received since issue
6	5.80% of premium received since issue
7	4.50% of premium received since issue
8	3.20% of premium received since issue
9	1.90% of premium received since issue
10	0.80% of premium received since issue
11+	0.00% of premium received since issue
*    In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to April 1, 2007.
Contact your registered representative to request a personalized illustration.

Extended Coverage Rider
This rider is added automatically to all Policies at issue. This rider extends the Policy beyond the Maturity Date as long as the Policy is still in force and the Insured is living on the Maturity Date. The Policy will then terminate upon the Insured’s death. No Monthly Policy Charges are deducted after the Maturity Date. No additional premium payments are allowed, Adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All Division and Fixed Account values will be transferred to the Money Market Division and no further transfers are allowed. For example, assume the Policy Maturity Date is December 31, 2021, and the Insured is still living on that date. Instead of maturity proceeds being paid on that date, this rider extends the Policy, and death proceeds are paid under Death Benefit Option 1 when the Insured dies.
You may choose not to extend the Maturity Date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.
Supplemental Benefit Rider
This rider provides additional insurance (Face Amount) at a reduced cost. Cost of insurance rates are based on the Insured’s gender, issue age, duration since issue, smoking status, and risk classification. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. There is a charge for this rider.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which we receive the Written Request for surrender.
Total and partial surrenders from the Policy are generally paid within five Business Days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION - Delay of Payments).
Full Surrender
The Policy may be surrendered while the Policy is in effect. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the Net Surrender Value.
Partial Surrender
On or after the first policy anniversary and prior to the Maturity Date, you may surrender a part of the Net Surrender Value. The partial surrender may not be less than $500 and may not be greater than 90% of the net Policy Value. A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each partial surrender after the second partial surrender in a Policy Year. The partial surrender may not decrease the total Face Amount to less than

$100,000. Partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee rider, if applicable.
Your Policy Value is reduced by the amount of the surrender plus any transaction fee. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your Divisions and/or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your Monthly Policy Charge allocation percentages. No surrender charge is imposed on a partial surrender.
•If Death Benefit Option 1 is in effect and the death benefit equals the total Face Amount, the total Face Amount is reduced by the amount of the partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the total Face Amount, the total Face Amount is reduced by the amount the partial surrender exceeds the difference between the death benefit and total Face Amount. If the total Face Amount had been increased, any reduction of the total Face Amount is made on a last in, first out basis.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect). During any Policy Year, 5% of the net Policy Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the total Face Amount. Any amount surrendered in excess of 5% causes a reduction in the total Face Amount. The 5% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a)    is the amount of the surrender;
(b)    is the amount of any preferred partial surrenders in the same Policy Year; and
(c)    is 5% of the net Policy Value at the end of the prior Policy Year.
•If the Death Benefit Option 2 is in effect, there is no reduction in the total Face Amount upon a partial surrender.
•If the Death Benefit Option 3 is in effect and the death benefit equals the total Face Amount, the total Face Amount is reduced by the greater of (a) or (b) where:
(a)    is the amount by which the total partial surrenders exceed total premiums paid*; and
(b)    is zero.
In situations where the death benefit is greater than the total Face Amount, the total Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and total Face Amount. If the total Face Amount has been increased, any reduction of the total Face Amount is made on a last in, first out basis.
*    Face amount reduction will be less if the Face Amount has already been reduced due to a prior partial surrender.
LOANS
Policy Loans
While your Policy is in effect and has a Net Policy Value, you may borrow money from us with the Policy as the security for the policy loan.
•    The maximum amount you may borrow is 90% of the Net Policy Value as of the date we process the policy loan (100% of the Net Policy Value in Arizona).
•    If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.
•    Generally, policy loan proceeds are sent within five Business Days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY – Delay of Payments).
•    Requests for policy loans from any joint Owner are binding on all joint Owners.
•    Policy loans may negatively affect your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
You are charged interest on any Loan Indebtedness. During the first ten Policy Years, the interest rate is 5.00% per year. After Policy Year ten:
•For Policies with a policy date prior to April 1, 2007, the interest rate is 4.30% per year.
•For Policies with a policy date April 1, 2007 and later*, the interest rate is 4.20% per year.

*    In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to April 1, 2007.
If coverage is extended beyond the Maturity Date, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be redeemed from the Division(s) and redemption proceeds transferred to the Loan Account. Redemptions are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.
A policy loan generally has a permanent effect on Policy Values. If a policy loan had not been made, the Policy Value would reflect the investment experience of the Division(s) and the interest credited to the Fixed Account. In addition, Loan Indebtedness is subtracted from:
•    death proceeds at the death of the Insured;
•    Surrender Value upon full surrender or termination of a Policy; and
•    maturity proceeds paid.
Loan Indebtedness reduces your Net Policy Value. If the Net Policy Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
If the Policy lapses with any Loan Indebtedness, there may be negative tax consequences.
Loan Account
When a policy loan is taken, a Loan Account is established. An amount equal to the loan is transferred from your Divisions and/or Fixed Account to your Loan Account. There are no restrictions on the Divisions from which the loan amount can be transferred. Loan accounts are part of our General Account. You may instruct us on the proportions to be taken from your Divisions or the Fixed Account. If instructions are not provided, the redemptions are taken in the same proportion as the allocation used for the most recent Monthly Policy Charge.
Your Loan Account earns interest from the date of transfer. The Loan Account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the Policy Year.
Loan Payments
While the Policy is in force and before the Insured dies, you may pay the Loan Indebtedness as follows:
•policy loans may be repaid totally or in part;
•repayments are allocated to the Division(s) and/or the Fixed Account in the proportions used for allocation of premium payments;
•payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;
•the repayments are allocated as of the Valuation Period in which we receive the repayment; and
•repayments are to be sent to our Home Office.
POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
If the net Policy Value on any Monthly Date is less than the Monthly Policy Charge, a 61-day grace period begins. The grace period begins when we send a notice of pending lapse. The notice:
•is mailed to your last known post office address;
•shows the minimum payment required to keep the Policy in force; and
•shows the 61-day period during which we will accept the required payment.
The minimum payment required is (a) plus ((b) divided by (c)) where:
(a)    is the amount by which the net Policy Value is less than zero before deducting the month policy charge on the Monthly Date preceding the grace period;
(b)    is three Monthly Policy Charges; and
(c)    is 1 minus the maximum premium expense charge. See CHARGES AND DEDUCTIONS – Premium Expense Charge (Sales Charge and Taxes).
Grace Period
The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will lapse without value.

The required premium is intended to reimburse us for the Monthly Policy Charges during the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the Insured dies during a grace period, the death benefit is paid and the amount is reduced by:
•all Monthly Policy Charges due and unpaid at the death of the Insured; and
•any Loan Indebtedness.
The Policy also terminates when:
•the Policy is surrendered;
•death proceeds are paid; or
•maturity proceeds are paid.
When the Policy terminates, all of the Owner’s Policy rights and privileges end.
Neither partial surrenders nor policy loans may be made during a grace period.
NOTE:    The state of Florida requires that the Net Surrender Value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
•prior to the Maturity Date and while the Insured is alive;
•upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
•if you make a payment of a reinstatement premium; and
•if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).
The reinstatement premium is calculated using the required premium formulas found above. The required premium formula in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).
We do not require payment of Monthly Policy Charges during the period the Policy was terminated. Reinstatement is effective on the next Monthly Date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our General Account without interest. If the reinstatement is approved, they are allocated to your selected Division(s) and/or the Fixed Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as Owner(s) are restored upon reinstatement.
If you reinstate your Policy, the premium expense charge is calculated based on the number of years since the Policy was issued.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.
If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in Appendix C. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•smaller applicable percentages
•lower minimum death benefit
•lower cost of insurance charges
•better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen. Policy value assumptions may not be realistic.
The example below is based on the following:
•The Insured is a male with an Attained Age of 45 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 50)
•Face amount is $100,000
•Death Benefit Option 1
•Surrender value at the date of death is $25,000
•The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x surrender value)
•The minimum death benefit under the cash value accumulation test is $61,820 (assuming an applicable percentage of 247.28%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,753.98
Cash Value Accumulation Test	$100,000	$61,820	$74,753.98
Here’s the same example, but with a surrender value of $75,000. Because the surrender value has increased, the minimum death benefit is now:
•$138,750 for the guideline premium/cash value corridor test
•$185,460 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,408.64
Cash Value Accumulation Test	$100,000	$185,460	$110,003.73
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the Insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an Insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the Insured.
For employer-owned life insurance on the life of an Insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the Insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy Owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or lapse, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years, you make a partial surrender with a corresponding reduction in the total Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

Transfers between the Division(s) and/or Fixed Account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid at the time the loan is made.
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your Policy Value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•made after the Owner attains age 59½; or
•attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance, and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the Insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the Internal Revenue Service has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy Owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy Owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment.
In order to be adequately diversified, the portfolio of each Underlying Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an Underlying Fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the Underlying Funds could conceivably be limited by adhering to the above diversification requirements.

GENERAL PROVISIONS
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum total Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum total Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the Insured be 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the Insured; and
•meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, a payment must be sent with the completed application. The amount is based on the Face Amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
If you want insurance coverage to start at the time the application is submitted, a payment must be sent with the completed application. The amount is based on the Face Amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the Owner no later than five Business Days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
Your Policy Date is shown on the Data Pages.
Effective Date
The Policy date and the Effective Date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group or individual basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
•employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
•employees or agents of the Company and its subsidiaries.
Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected Owners and all other Policy Owners with policies funded with the Separate Account.
Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:
•beginning and end dates of the current statement period;
•the death benefit at the end of the statement period;
•the Policy Value at the beginning and end of the statement period;
•the Surrender Value, if any, at the end of the statement period;
•all premiums paid during the statement period;
•all charges deducted during the statement period;
•any Loan Indebtedness at the end of the statement period;
•any partial surrenders made during the statement period;
•any investment gain or loss during the statement period;
•total value of each of your Divisions and the Fixed Account as of the statement period;
•if applicable, a notice that the policy may terminate without value before the end of the next statement period
•unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
•any other information required to be included in the statement under state or federal law.
You will also receive a statement as of the end of each calendar quarter. At any time, you may request a free current statement by telephoning 1-800-247-9988. We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Telephone
If you elect to use telephone privileges, instructions for the following transactions may be given to us via the telephone:
•change in allocations of future premium payments;
•change in allocation of the Monthly Policy Charge;
•change to your APR instructions;
•change to your scheduled transfer instructions;
•unscheduled transfers; and
•request for a policy loan (of $100,000 or less).
Instructions:
•may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open;
•must be received by us before the close of the NYSE (generally 4:00 p.m. Eastern Time) to be effective the day they are given;
•are effective the next Business Day if not received until after the close of the NYSE.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the Insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in Face Amount, after the Policy has been in force during the lifetime of the Insured for a period of two years from the policy date. Any Face Amount increase has its own two-year contestability period that begins on the effective date of the Adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are incorporated in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS
There are no legal proceedings pending which are likely to have a material adverse affect on the Separate Account, the ability of the principal underwriter to perform its contract with the Separate Account, or the ability of the Company to meet its obligations under the Policies.
FINANCIAL STATEMENTS
Financial Statements for the Company and for the Separate Account are incorporated in the Statement of Additional Information.

APPENDIX A

UNDERLYING FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/ExecutiveVULReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
International Equity	AB Variable Products Series Fund, Inc. International Value Portfolio Class A	Alliance Bernstein L.P.	0.90%	41.70%	10.47%	6.64%
Large U.S. Equity	Allspring Variable Trust Allspring VT Discovery All Cap Growth Fund Class 2 [1]	Allspring Funds Management LLC/ Allspring Global Investments, LLC	1.04%	15.27%	6.04%	13.57%
Asset Allocation	Allspring Variable Trust Allspring VT Index Asset Allocation Fund Class 2 [1]	Allspring Funds Management LLC/ Allspring Global Investments, LLC	1.12%	11.48%	7.54%	8.99%

Asset Allocation	American Funds Insurance Series® American Funds ® Global Balanced Fund Class 2 [1]	Capital Research and Management Company	0.76%	17.14%	6.11%	7.69%
Fixed Income	American Funds Insurance Series® Capital World Bond Fund ® Class 2	Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
International Equity	American Funds Insurance Series® SMALLCAP World Fund Class 2 [1,12]	Capital Research and Management Company	0.90%	14.64%	0.49%	7.23%
Large U.S. Equity	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
International Equity	American Funds Insurance Series® EUPAC Fund Class 2 [1,13]	Capital Research and Management Company	0.72%	26.77%	3.40%	7.00%
International Equity	American Funds Insurance Series® New World Fund ® Class 2 [1]	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%

Small/Mid U.S. Equity	BNY Mellon Investment Portfolios Opportunistic Small Cap Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.08%	10.7%	4.00%	7.56%
Other - Technology	BNY Mellon Investment Portfolios Technology Growth Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Large U.S. Equity	BNY Mellon Variable Investment Fund Appreciation Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Fayez Sarofim & Co., LLC	1.1%	9.78%	9.08%	12.63%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.60%	12.23%	5.62%	9.08%
International Equity	Columbia Funds Variable Insurance Trust Acorn International Fund [1,5]	Columbia Wanger Asset Management, LLC	1.09%	12.76%	-1.00%	4.31%

Other - Multinarrative	Deutsche DWS Variable Series II DWS Alternative Asset Allocation VIP Class B	DWS Investment Management Americas, Inc./ RREEF American L.L.C.	1.31%	10.03%	4.88%	4.52%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.71%	18.75%	12.23%	11.23%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Growth Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	14.63%	13.42%	17.16%

Fixed Income	Fidelity® Variable Insurance Products Trust I Fidelity® VIP High Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.96%	10.36%	4.22%	5.59%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Extended Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.37%	12.03%	7.75%
International Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP International Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.41%	32.82%	7.76%	6.79%
Asset Allocation	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Total Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.36%	16.86%	12.86%

Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%

Other - Consumer Defensive	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Consumer Staples Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.86%	6.54%
Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

Balanced/ Asset Allocation	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Asset Manager 50% Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.74%	14.72%	5.41%	6.87%
Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.35%	4.03%	3.02%	1.95%

Fixed Income	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Strategic Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.88%	8.58%	2.79%	4.40%
Balanced/Asset Allocation	Franklin Templeton Variable Insurance Product Trust Franklin Income VIP Fund Class 2	Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
International Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Global Discovery VIP Fund Class 2	Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Shares VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 2	Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%

Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin Strategic Income VIP Fund Class 2 [1]	Franklin Advisers, Inc.	1.07%	7.24%	1.92%	3.10%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin U.S. Government Securities VIP Fund Class 2	Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
International Equity	Franklin Templeton Variable Insurance Product Trust Templeton Developing Markets VIP Fund Class 2	Templeton Asset Management, Ltd./ Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
International Equity	Franklin Templeton Variable Insurance Product Trust Templeton Foreign VIP Fund Class 2 [1]	Templeton Asset Management, Ltd./ Franklin Templeton Investment Management Limited	1.08%	29.19%	8.25%	5.75%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]	Templeton Asset Management, Ltd.	0.75%	15.73%	-0.96%	-0.15%
Small/Mid U.S. Equity	Goldman Sachs Variable Insurance Trust Goldman Sachs Small Cap Equity Insights Fund Institutional Shares [1]	Goldman Sachs Asset Management, L.P.	0.81%	16.14%	10.47%	10.84%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series I	Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I	Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series I	Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%

Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
International Equity	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series I	Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
Other - Global Real Estate	Invesco Variable Insurance Funds Invesco V.I. Global Real Estate Fund Series I	Invesco Advisers, Inc.	1.02%	7.85%	1.73%	2.44%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Mid Cap Fund Series II	Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Small Cap Fund® Series II	Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Small Cap Equity Fund Series I	Invesco Advisers, Inc.	0.96%	8.05%	7.32%	9.55%
Other - Technology	Invesco Variable Insurance Funds Invesco V.I. Technology Fund Series I	Invesco Advisers, Inc.	0.96%	20.47%	10.30%	15.78%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1]	Janus Henderson Investors US LLC	0.99%	17.26%	N/A	N/A
Balanced/Asset Allocation	Janus Aspen Series Trust Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%

Fixed Income	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1]	Janus Henderson Investors US LLC	0.82%	7.22%	-0.47%	2.07%
International Equity	Janus Aspen Series Trust Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
International Equity	Janus Aspen Series Trust Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Investors US LLC	0.96%	25.58%	9.17%	8.97%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Mid Cap Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Small Cap Growth Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.81%	9.23%	-0.20%	9.38%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.62%	6.56%	5.02%	11.31%

Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Service Class [9]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.96%	14.56%	8.51%	10.12%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%
International Equity	Lincoln Variable Insurance Products Trust LVIP American Century International Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.95%	15.81%	1.71%	6.27%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Ultra Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.90%	12.67%	11.52%	17.00%

Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Fixed Income	Lincoln Variable Insurance Products Trust LVIP JPMorgan Core Bond Fund Standard Class [3]	J.P. Morgan Investment Management, Inc.	0.46%	7.40%	-0.04%	2.11%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP JPMorgan Small Cap Core Fund Standard Class [3]		0.77%	10.27%	6.40%	8.95%
Small/Mid U.S. Equity	Lord Abbett Series Fund, Inc. Developing Growth Portfolio Class VC [1]	Lord Abbett	1.27%	14.59%	-1.17%	11.03%
International Equity	MFS® Variable Insurance Trust MFS® Global Equity Series Service Class [1]	Massachusetts Financial Services Company	1.18%	13.28%	5.45%	8.64%
Large U.S. Equity	MFS® Variable Insurance Trust MFS® Growth Series Service Class [1]	Massachusetts Financial Services Company	0.98%	11.90%	10.82%	15.31%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class [1]	Massachusetts Financial Services Company	1.06%	3.40%	3.03%	11.32%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Large U.S. Equity	MFS® Variable Insurance Trust MFS® Value Series Service Class [1]	Massachusetts Financial Services Company	0.94%	12.77%	9.69%	9.77%

Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Blended Research Small Cap Equity Portfolio Service Class [1]	Massachusetts Financial Services Company	0.83%	5.49%	6.62%	8.82%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [1],[8]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
International Equity	MFS® Variable Insurance Trust II MFS® Research International Portfolio Service Class [1]	Massachusetts Financial Services Company	1.15%	21.75%	5.25%	7.27%
Fixed Income	MFS® Variable Insurance Trust III MFS® Inflation-Adjusted Bond Portfolio Service Class [1]	Massachusetts Financial Services Company	0.85%	8.17%	-3.35%	0.84%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class [1]	Massachusetts Financial Services Company	1.04%	5.75%	9.90%	9.69%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class [1]	Massachusetts Financial Services Company	1.13%	2.88%	8.22%	10.30%
Small/Mid U.S. Equity	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S [1]	Neuberger Berman Investment Advisers, LLC	1.11%	5.23%	4.27%	10.71%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [6]	Neuberger Berman Investment Advisers, LLC	0.87%	13.74%	12.83%	12.94%
Small/Mid U.S. Equity	Nomura Funds Nomura VIP Small Cap Value Series Fund Service Class [7,1]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%

Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Balanced ETF Portfolio Class 2	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.76%	9.03%	3.83%	4.92%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderately Aggressive ETF Portfolio Class 2 [10]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	11.65%	5.36%	6.13%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderate ETF Portfolio Class 2 [11]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	10.36%	4.74%	5.72%
Balanced/Asset Allocation	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Administrative Class [1]	Pacific Investment Management Company, LLC	2.13%	14.20%	5.60%	6.77%
Other - Commodities	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn®Strategy Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.86%	18.79%	10.55%	6.54%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.81%	8.95%	3.97%	5.57%
Global Bond USD Hedged	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class [4]	Pacific Investment Management Company, LLC	1.09%	3.95%	1.03%	2.88%

Fixed Income	PIMCO Variable Insurance Trust PIMCO Long-Term U.S. Government Portfolio Administrative Class	Pacific Investment Management Company, LLC	2.48%	6.15%	-6.82%	0.01%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.66%	5.52%	1.57%	1.79%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Real Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.39%	7.85%	1.21%	3.21%
Short-Term Fixed Income	PIMCO Variable Insurance Trust Short-Term Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.65%	4.67%	3.25%	2.76%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Bond Market Index Account Class 1	Principal Global Investors, LLC	0.15%	7.16%	-0.52%	1.80%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.24%	12.46%	5.93%	7.51%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1]	Principal Global Investors, LLC/Brown Advisory, LLC Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1	Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2060 Account Class 1	Principal Global Investors, LLC	0.61%	17.68%	8.97%	10.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%

Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC/Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1		0.64%	9.96%	3.57%	5.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%
Large U.S. Equity	Putnam Variable Trust Putnam Large Cap Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	0.79%	20.35%	15.38%	13.30%

International Equity	Putnam Variable Trust Putnam VT International Equity Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.06%	37.68%	9.28%	8.12%
International Equity	Putnam Variable Trust Putnam VT International Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.06%	34.68%	12.49%	8.86%
Large U.S. Equity	Putnam Variable Trust Putnam VT Large Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	0.88%	14.34%	13.44%	17.66%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Growth Fund Class IB [1]	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.12%	8.80%	6.18%	11.45%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.02%	5.27%	10.99%	9.13%
Other - Natural Resources	Rydex Variable Trust Basic Materials Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.78%	32.89%	9.42%	11.58%

Other - Utilities	Rydex Variable Trust Utilities Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.79%	17.07%	8.56%	8.60%
Large U.S. Equity	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II II Class	T. Rowe Price	0.99%	14.07%	10.89%	10.24%
Other - Health	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II Class	T. Rowe Price	1.11%	17.80%	3.86%	8.70%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Initial Class	VanEck Associates Corporation	1.08%	36.48%	10.51%	8.33%
Balanced/Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Balanced Portfolio	Wellington Management Company, LLP	0.20%	16.46%	9.29%	10.03%
Balanced/Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Conservative Allocation Portfolio	The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Large U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF Equity Income Portfolio	Wellington Management Company, LLP	0.29%	16.80%	12.59%	11.52%
Large U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF Equity Index Portfolio	The Vanguard Group, Inc.	0.14%	17.70%	14.27%	14.66
Fixed Income	Vanguard Variable Insurance Funds Vanguard VIF Global Bond Index Portfolio	The Vanguard Group, Inc.	0.13%	5.69%	-0.41%	N/A
Small/Mid U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF International Portfolio	Baillie Gifford Overseas, Ltd. Schroder Investment Management North America, Inc./ Schroder Investment Management North America, Ltd.	0.32%	19.97%	0.62%	10.48%
Small/Mid U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF Mid-Cap Index Portfolio	The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Real Estate Index Portfolio	The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund is not available to investors with an application date on or after May 1, 2023.
3. This Fund became available for investment on June 5, 2023.
4. This Fund became available for investment on May 31, 2025.
5. Prior to June 2, 2025, the name of this fund was the Wanger Acorn International Fund.
6. Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
7. Prior to December 1, 2025, the name of this fund was the Macquarie VIP Small Cap Value Series.
8. Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
9. Prior to May 1, 2026, the name of this fund was the LVIP American Century Disciplined Core Value Fund.
10. Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Growth ETF Portfolio.
11. Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Moderate Growth ETF Portfolio.
12. Prior to May 1, 2026, the name of this fund was the American Insurance Series Global Small Capitalization Fund.
13. Prior to May 1, 2026, the name of this fund was the International Fund.

APPENDIX A - TARGET PREMIUMS

Target Premium Rates (per $1,000 of Policy Face Amount) - Male

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
0	14.01	17.46	19.01	20.48	23.22	25.76	28.14	30.40	34.62
1	13.90	17.16	18.61	19.98	22.50	24.82	26.97	29.00	32.74
2	14.30	17.61	19.08	20.46	23.02	25.35	27.53	29.56	33.32
3	14.72	18.10	19.59	20.99	23.58	25.95	28.14	30.20	33.99
4	15.16	18.60	20.12	21.55	24.18	26.57	28.79	30.87	34.69
5	15.63	19.14	20.69	22.14	24.80	27.23	29.48	31.58	35.44
6	16.12	19.71	21.29	22.76	25.48	27.94	30.22	32.35	36.25
7	16.63	20.31	21.92	23.43	26.19	28.71	31.02	33.19	37.14
8	17.18	20.95	22.60	24.14	26.97	29.53	31.89	34.09	38.12
9	17.76	21.63	23.32	24.90	27.79	30.41	32.83	35.08	39.18
10	18.37	22.34	24.08	25.70	28.67	31.35	33.82	36.12	40.32
11	19.00	23.09	24.88	26.54	29.59	32.34	34.88	37.24	41.54
12	19.66	23.87	25.70	27.41	30.54	33.37	35.98	38.40	42.81
13	20.33	24.66	26.55	28.30	31.52	34.42	37.09	39.58	44.11
14	21.01	25.46	27.39	29.20	32.49	35.46	38.20	40.74	45.38
15	21.70	26.25	28.24	30.08	33.44	36.48	39.27	41.87	46.60
16	22.39	27.04	29.07	30.95	34.38	37.47	40.31	42.95	47.76
17	23.07	27.83	29.89	31.80	35.29	38.42	41.30	43.97	48.84
18	23.77	28.61	30.70	32.64	36.17	39.35	42.25	44.95	49.85
19	24.47	29.39	31.52	33.48	37.05	40.26	43.19	45.90	50.82
20	25.19	30.19	32.35	34.34	37.94	41.17	44.12	46.84	51.77
21	25.93	31.02	33.20	35.21	38.85	42.11	45.07	47.80	52.74
22	26.71	31.87	34.08	36.12	39.80	43.07	46.05	48.79	53.73
23	27.51	32.77	35.01	37.08	40.79	44.09	47.09	49.84	54.79
24	28.36	33.71	35.99	38.08	41.84	45.17	48.18	50.95	55.91
25	29.24	34.70	37.01	39.14	42.94	46.31	49.35	52.14	57.12
26	30.18	35.74	38.10	40.26	44.12	47.53	50.60	53.41	58.43
27	31.15	36.84	39.24	41.44	45.37	48.83	51.94	54.78	59.84
28	32.18	37.99	40.45	42.69	46.68	50.20	53.35	56.23	61.34
29	33.24	39.20	41.70	43.99	48.06	51.64	54.84	57.76	62.94
30	34.36	40.46	43.02	45.35	49.51	53.15	56.41	59.37	64.63
31	35.51	41.77	44.39	46.78	51.02	54.73	58.05	61.06	66.40
32	36.72	43.13	45.81	48.26	52.59	56.37	59.75	62.82	68.25
33	37.97	44.55	47.30	49.79	54.22	58.09	61.53	64.66	70.19
34	39.26	46.01	48.83	51.39	55.91	59.86	63.38	66.57	72.21
35	40.60	47.53	50.42	53.04	57.67	61.71	65.30	68.56	74.31
36	41.99	49.10	52.06	54.74	59.49	63.61	67.29	70.62	76.49
37	43.42	50.72	53.76	56.51	61.36	65.59	69.35	72.75	78.75
38	44.90	52.40	55.51	58.32	63.30	67.62	71.47	74.95	81.09
39	46.42	54.12	57.31	60.20	65.29	69.71	73.65	77.21	83.50
40	47.99	55.89	59.16	62.12	67.33	71.86	75.89	79.54	85.98
41	49.60	57.71	61.06	64.09	69.43	74.07	78.19	81.93	88.52
42	51.25	59.57	63.00	66.11	71.58	76.32	80.54	84.36	91.13
43	52.96	61.48	65.00	68.18	73.78	78.63	82.95	86.87	93.80
44	54.70	63.44	67.04	70.30	76.02	81.00	85.42	89.43	96.54
45	56.49	65.45	69.14	72.47	78.33	83.42	87.95	92.06	99.36

Target Premium Rates (per $1,000 of Policy Face Amount) - Male

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
46	58.34	67.51	71.28	74.69	80.69	85.90	90.54	94.75	102.25
47	60.23	69.62	73.49	76.97	83.12	88.45	93.21	97.53	105.23
48	62.17	71.79	75.75	79.32	85.61	91.08	95.96	100.40	108.33
49	64.17	74.03	78.09	81.75	88.19	93.80	98.82	103.39	111.57
50	66.23	76.34	80.49	84.25	90.86	96.63	101.79	106.50	114.97
51	68.36	78.72	82.99	86.84	93.63	99.57	104.90	109.78	118.57
52	70.54	81.18	85.55	89.51	96.50	102.62	108.13	113.19	122.35
53	72.79	83.70	88.20	92.26	99.47	105.79	111.50	116.76	126.32
54	75.09	86.29	90.91	95.09	102.52	109.06	114.99	120.46	130.47
55	77.44	88.94	93.68	97.99	105.66	112.43	118.58	124.29	134.79
56	79.85	91.65	96.53	100.97	108.88	115.90	122.31	128.27	139.30
57	82.31	94.43	99.45	104.02	112.20	119.49	126.16	132.41	144.02
58	84.85	97.29	102.46	107.18	115.66	123.23	130.21	136.76	149.03
59	87.45	100.25	105.59	110.47	119.27	127.18	134.49	141.40	154.41
60	90.15	103.34	108.86	113.92	123.08	131.36	139.07	146.38	160.24
61	92.94	106.55	112.27	117.54	127.11	135.82	143.97	151.75	166.61
62	95.82	109.89	115.85	121.34	131.38	140.58	149.24	157.55	173.56
63	98.80	113.38	119.58	125.33	135.89	145.64	154.89	163.81	181.13
64	101.86	116.99	123.47	129.50	140.64	151.01	160.91	170.52	189.31
65	105.01	120.73	127.51	133.85	145.64	156.69	167.31	177.69	198.14
66	108.26	124.61	131.71	138.39	150.89	162.70	174.13	185.36	207.65
67	111.61	128.66	136.13	143.18	156.47	169.13	181.46	193.66	218.00
68	115.10	132.93	140.81	148.28	162.47	176.10	189.46	202.74	229.42
69	118.77	137.49	145.83	153.80	169.03	183.77	198.33	212.87	242.24
70	122.66	142.40	151.29	159.83	176.28	192.34	208.29	224.30	256.82
71	126.79	147.71	157.25	166.45	184.33	201.93	219.52	237.27	273.45
72	131.16	153.45	163.72	173.70	193.25	212.64	232.15	251.91	292.35
73	135.77	159.60	170.71	181.58	203.03	224.49	246.21	268.28	313.58
74	140.58	166.11	178.16	190.02	213.61	237.39	261.58	286.25	336.96
75	145.57	172.96	186.03	198.99	224.93	251.27	278.18	305.68	362.27
76	150.74	180.13	194.33	208.48	236.99	266.10	295.95	326.50	389.34
77	156.12	187.70	203.12	218.56	249.86	281.97	314.97	348.75	418.10
78	161.78	195.78	212.55	229.41	263.76	299.12	335.47	372.66	448.73
79	167.86	204.58	222.85	241.31	279.06	317.99	357.99	398.81	481.90
80	174.46	214.29	234.29	254.57	296.15	339.07	383.08	427.84	518.41
81	181.65	225.06	247.05	269.41	315.35	362.75	411.19	460.25	558.95
82	189.49	236.99	261.24	285.98	336.88	389.29	442.67	496.49	604.23
83	197.93	250.03	276.85	304.26	360.68	418.66	477.46	536.54	654.37
84	206.88	264.04	293.66	323.99	386.40	450.36	514.99	579.70	708.53
85	216.26	278.86	311.49	344.93	413.70	483.92	554.63	625.27	765.84
86	226.03	294.40	330.19	366.89	442.23	518.89	595.84	672.60	825.38
87	236.21	310.64	349.73	389.81	471.87	555.05	638.32	721.36	886.67
88	246.89	327.68	370.20	413.73	502.59	592.31	681.98	771.40	948.68
89	258.28	345.78	391.83	438.88	534.56	630.83	726.96	822.88	980.64
90	270.83	365.46	415.14	465.74	568.21	671.03	773.74	876.26	980.64

Target Premium Rates (per $1,000 of Policy Face Amount) - Female

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
0	11.53	14.34	15.61	16.82	19.08	21.19	23.17	25.05	28.58
1	11.53	14.22	15.43	16.58	18.71	20.67	22.51	24.25	27.47
2	11.85	14.59	15.82	16.98	19.13	21.12	22.97	24.72	27.95
3	12.20	14.99	16.24	17.42	19.60	21.61	23.49	25.25	28.51
4	12.57	15.42	16.69	17.88	20.10	22.14	24.04	25.82	29.11
5	12.96	15.86	17.15	18.37	20.63	22.69	24.62	26.42	29.74
6	13.36	16.33	17.64	18.88	21.18	23.28	25.22	27.05	30.41
7	13.79	16.82	18.16	19.43	21.76	23.90	25.88	27.73	31.14
8	14.23	17.33	18.71	20.00	22.38	24.55	26.56	28.45	31.90
9	14.70	17.87	19.28	20.60	23.03	25.24	27.29	29.21	32.72
10	15.18	18.44	19.88	21.23	23.71	25.97	28.06	30.01	33.58
11	15.69	19.03	20.50	21.88	24.42	26.73	28.87	30.85	34.49
12	16.22	19.64	21.16	22.57	25.17	27.53	29.71	31.74	35.45
13	16.76	20.28	21.83	23.28	25.93	28.35	30.57	32.64	36.42
14	17.33	20.93	22.52	24.00	26.72	29.19	31.46	33.57	37.43
15	17.90	21.60	23.23	24.75	27.53	30.04	32.36	34.51	38.44
16	18.50	22.29	23.96	25.51	28.35	30.91	33.28	35.47	39.46
17	19.11	23.00	24.70	26.28	29.18	31.80	34.21	36.44	40.50
18	19.74	23.72	25.46	27.08	30.04	32.71	35.15	37.42	41.55
19	20.39	24.47	26.24	27.90	30.92	33.64	36.13	38.44	42.62
20	21.06	25.23	27.05	28.74	31.82	34.59	37.13	39.47	43.72
21	21.76	26.03	27.89	29.61	32.75	35.57	38.15	40.54	44.85
22	22.48	26.85	28.75	30.51	33.72	36.59	39.22	41.64	46.01
23	23.22	27.71	29.65	31.45	34.72	37.65	40.32	42.78	47.22
24	24.00	28.59	30.58	32.42	35.76	38.74	41.46	43.97	48.48
25	24.80	29.51	31.54	33.42	36.83	39.87	42.64	45.19	49.78
26	25.64	30.46	32.54	34.47	37.94	41.05	43.87	46.47	51.13
27	26.50	31.45	33.58	35.55	39.10	42.27	45.14	47.78	52.52
28	27.40	32.47	34.65	36.66	40.30	43.53	46.46	49.15	53.97
29	28.33	33.53	35.76	37.82	41.53	44.83	47.82	50.56	55.47
30	29.29	34.63	36.91	39.02	42.81	46.18	49.23	52.02	57.02
31	30.29	35.76	38.10	40.26	44.14	47.58	50.69	53.53	58.62
32	31.32	36.93	39.33	41.54	45.51	49.02	52.19	55.09	60.27
33	32.39	38.15	40.61	42.87	46.92	50.51	53.75	56.71	61.99
34	33.50	39.41	41.93	44.24	48.40	52.07	55.38	58.40	63.79
35	34.64	40.71	43.30	45.67	49.92	53.67	57.05	60.14	65.64
36	35.83	42.06	44.71	47.14	51.50	55.34	58.80	61.96	67.58
37	37.06	43.46	46.17	48.66	53.12	57.06	60.60	63.83	69.58
38	38.32	44.89	47.68	50.23	54.80	58.82	62.44	65.75	71.63
39	39.62	46.36	49.22	51.83	56.51	60.63	64.34	67.72	73.74
40	40.96	47.87	50.80	53.47	58.26	62.47	66.27	69.72	75.88
41	42.33	49.41	52.41	55.15	60.04	64.35	68.22	71.76	78.05
42	43.73	50.99	54.05	56.85	61.85	66.25	70.20	73.81	80.24
43	45.17	52.59	55.72	58.58	63.69	68.17	72.21	75.89	82.44
44	46.64	54.23	57.43	60.35	65.56	70.14	74.25	78.00	84.68
45	48.15	55.92	59.18	62.16	67.47	72.13	76.33	80.15	86.97
46	49.70	57.64	60.97	64.01	69.42	74.18	78.45	82.34	89.29
47	51.30	59.41	62.81	65.91	71.42	76.27	80.62	84.59	91.68
48	52.95	61.23	64.70	67.86	73.48	78.42	82.85	86.90	94.14
49	54.64	63.10	66.64	69.86	75.59	80.63	85.15	89.28	96.67
50	56.38	65.02	68.63	71.91	77.76	82.89	87.51	91.72	99.28

Target Premium Rates (per $1,000 of Policy Face Amount) - Female

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
51	58.16	66.99	70.67	74.02	79.98	85.22	89.93	94.23	101.96
52	60.00	69.01	72.77	76.19	82.26	87.60	92.41	96.81	104.73
53	61.89	71.08	74.91	78.40	84.60	90.04	94.95	99.45	107.56
54	63.81	73.19	77.09	80.64	86.96	92.51	97.52	102.12	110.41
55	65.79	75.34	79.32	82.93	89.36	95.02	100.12	104.81	113.30
56	67.80	77.54	81.58	85.26	91.81	97.56	102.77	107.55	116.23
57	69.88	79.79	83.91	87.65	94.31	100.17	105.47	110.36	119.23
58	72.02	82.12	86.31	90.12	96.90	102.88	108.30	113.29	122.39
59	74.24	84.55	88.83	92.72	99.64	105.75	111.30	116.43	125.80
60	76.56	87.10	91.47	95.45	102.55	108.83	114.54	119.83	129.54
61	78.99	89.78	94.27	98.36	105.66	112.14	118.05	123.55	133.69
62	81.51	92.59	97.21	101.42	108.97	115.69	121.84	127.59	138.25
63	84.13	95.53	100.29	104.64	112.45	119.45	125.89	131.93	143.20
64	86.82	98.54	103.45	107.95	116.06	123.36	130.11	136.47	148.42
65	89.57	101.63	106.70	111.35	119.77	127.39	134.47	141.17	153.85
66	92.39	104.79	110.02	114.83	123.59	131.54	138.97	146.04	159.51
67	95.27	108.04	113.44	118.43	127.54	135.86	143.67	151.15	165.48
68	98.27	111.43	117.03	122.22	131.72	140.46	148.71	156.65	171.95
69	101.42	115.05	120.88	126.30	136.29	145.53	154.31	162.80	179.30
70	104.77	118.96	125.08	130.78	141.37	151.24	160.68	169.87	187.84
71	108.34	123.22	129.68	135.75	147.07	157.73	168.01	178.06	197.89
72	112.16	127.86	134.74	141.24	153.48	165.12	176.42	187.55	209.68
73	116.22	132.87	140.25	147.27	160.61	173.41	185.95	198.40	223.31
74	120.49	138.23	146.19	153.81	168.43	182.60	196.60	210.58	238.78
75	124.96	143.92	152.54	160.84	176.92	192.66	208.33	224.07	256.05
76	129.64	149.96	159.31	168.39	186.12	203.64	221.21	238.96	275.18
77	134.56	156.41	166.60	176.55	196.14	215.68	235.40	255.40	296.36
78	139.79	163.39	174.53	185.49	207.23	229.09	251.25	273.79	320.03
79	145.44	171.08	183.34	195.47	219.72	244.26	269.24	294.70	346.86
80	151.61	179.65	193.24	206.76	233.98	261.68	289.94	318.75	377.61
81	158.38	189.27	204.42	219.60	250.33	281.73	313.82	346.48	412.93
82	165.80	200.04	217.04	234.17	269.02	304.74	341.24	378.31	453.28
83	173.89	212.00	231.15	250.53	290.15	330.83	372.33	414.34	498.82
84	182.63	225.13	246.72	268.66	313.64	359.84	406.85	454.24	549.07
85	192.01	239.43	263.74	288.54	339.44	391.66	444.59	497.74	603.68
86	202.05	254.93	282.26	310.18	367.53	426.17	485.36	544.59	662.37
87	212.85	271.74	302.36	333.69	397.92	463.33	529.07	594.66	725.03
88	224.51	290.02	324.22	359.20	430.73	503.19	575.73	648.00	791.71
89	237.28	310.07	348.15	387.03	466.18	545.95	625.56	704.87	862.63
90	251.59	332.45	374.69	417.67	504.71	591.99	679.03	765.80	937.22

Target Premium Rates (per $1,000 of Policy Face Amount) - Unisex

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
0	13.52	16.86	18.36	19.78	22.43	24.89	27.20	29.39	33.48
1	13.43	16.60	18.01	19.33	21.79	24.04	26.14	28.11	31.76
2	13.81	17.03	18.46	19.80	22.29	24.56	26.67	28.66	32.32
3	14.22	17.50	18.95	20.32	22.84	25.14	27.28	29.28	32.97
4	14.65	17.99	19.47	20.86	23.41	25.74	27.91	29.93	33.65
5	15.10	18.51	20.02	21.43	24.02	26.39	28.58	30.63	34.38
6	15.57	19.06	20.59	22.03	24.67	27.08	29.30	31.38	35.18
7	16.07	19.64	21.21	22.68	25.37	27.82	30.07	32.18	36.04
8	16.60	20.26	21.86	23.36	26.11	28.61	30.91	33.06	36.98
9	17.16	20.91	22.55	24.09	26.91	29.46	31.81	34.00	38.00
10	17.74	21.59	23.28	24.86	27.74	30.36	32.76	35.00	39.09
11	18.35	22.31	24.05	25.67	28.63	31.31	33.77	36.06	40.25
12	18.98	23.06	24.84	26.50	29.54	32.29	34.82	37.17	41.46
13	19.63	23.82	25.65	27.36	30.48	33.30	35.89	38.30	42.70
14	20.29	24.59	26.47	28.22	31.42	34.30	36.96	39.42	43.92
15	20.95	25.37	27.29	29.08	32.35	35.29	38.00	40.52	45.10
16	21.62	26.13	28.10	29.93	33.26	36.26	39.01	41.57	46.23
17	22.29	26.90	28.91	30.77	34.15	37.20	40.00	42.59	47.30
18	22.97	27.67	29.71	31.60	35.03	38.12	40.95	43.56	48.32
19	23.66	28.45	30.52	32.44	35.92	39.04	41.89	44.53	49.32
20	24.37	29.25	31.35	33.29	36.81	39.96	42.84	45.50	50.31
21	25.11	30.06	32.20	34.16	37.73	40.91	43.80	46.47	51.30
22	25.87	30.91	33.08	35.07	38.67	41.88	44.80	47.49	52.33
23	26.66	31.80	34.00	36.02	39.67	42.91	45.85	48.56	53.42
24	27.49	32.73	34.97	37.02	40.72	44.00	46.97	49.69	54.57
25	28.36	33.71	35.98	38.07	41.82	45.14	48.14	50.88	55.80
26	29.27	34.73	37.05	39.18	42.99	46.35	49.39	52.16	57.12
27	30.23	35.81	38.18	40.34	44.22	47.63	50.71	53.52	58.53
28	31.22	36.94	39.35	41.56	45.51	48.98	52.11	54.96	60.03
29	32.26	38.12	40.59	42.84	46.87	50.40	53.58	56.47	61.61
30	33.35	39.34	41.87	44.17	48.28	51.89	55.12	58.05	63.27
31	34.47	40.62	43.21	45.56	49.76	53.44	56.73	59.72	65.02
32	35.64	41.95	44.60	47.01	51.29	55.05	58.40	61.45	66.84
33	36.85	43.33	46.04	48.51	52.89	56.72	60.14	63.25	68.74
34	38.11	44.75	47.53	50.06	54.54	58.46	61.95	65.12	70.72
35	39.41	46.23	49.08	51.67	56.26	60.26	63.83	67.07	72.78
36	40.76	47.76	50.68	53.33	58.03	62.13	65.78	69.08	74.92
37	42.15	49.34	52.34	55.05	59.87	64.06	67.79	71.17	77.14
38	43.58	50.96	54.04	56.82	61.75	66.04	69.86	73.32	79.43
39	45.06	52.64	55.79	58.65	63.69	68.09	72.00	75.54	81.79
40	46.58	54.36	57.59	60.51	65.68	70.18	74.18	77.81	84.21
41	48.14	56.12	59.43	62.43	67.72	72.33	76.42	80.13	86.69
42	49.75	57.93	61.32	64.39	69.81	74.51	78.71	82.50	89.22
43	51.40	59.78	63.25	66.40	71.94	76.76	81.04	84.93	91.81
44	53.08	61.68	65.23	68.45	74.12	79.04	83.43	87.41	94.45
45	54.82	63.62	67.26	70.55	76.35	81.39	85.88	89.95	97.18
46	56.60	65.62	69.34	72.70	78.63	83.79	88.38	92.55	99.96
47	58.43	67.66	71.47	74.91	80.98	86.25	90.95	95.23	102.83
48	60.31	69.76	73.66	77.18	83.39	88.78	93.60	97.99	105.80
49	62.25	71.93	75.92	79.52	85.88	91.41	96.36	100.86	108.91
50	64.24	74.15	78.24	81.93	88.45	94.13	99.21	103.85	112.16

Target Premium Rates (per $1,000 of Policy Face Amount) - Unisex

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
51	66.29	76.45	80.64	84.42	91.11	96.95	102.18	106.97	115.57
52	68.40	78.82	83.11	86.99	93.86	99.87	105.27	110.21	119.15
53	70.57	81.24	85.65	89.63	96.70	102.89	108.46	113.59	122.89
54	72.79	83.73	88.25	92.34	99.61	105.99	111.76	117.08	126.77
55	75.05	86.27	90.91	95.11	102.58	109.17	115.15	120.67	130.78
56	77.37	88.87	93.62	97.95	105.64	112.45	118.64	124.38	134.95
57	79.74	91.52	96.41	100.85	108.78	115.81	122.24	128.22	139.29
58	82.18	94.26	99.28	103.85	112.03	119.32	126.00	132.25	143.87
59	84.69	97.10	102.26	106.98	115.44	123.02	129.99	136.54	148.79
60	87.29	100.05	105.37	110.25	119.03	126.93	134.24	141.14	154.13
61	89.98	103.12	108.63	113.69	122.83	131.11	138.80	146.11	159.95
62	92.77	106.32	112.04	117.30	126.86	135.56	143.70	151.47	166.31
63	95.64	109.66	115.59	121.08	131.10	140.29	148.94	157.24	173.22
64	98.59	113.10	119.28	125.01	135.55	145.27	154.49	163.39	180.65
65	101.62	116.65	123.10	129.09	140.19	150.50	160.35	169.90	188.58
66	104.73	120.32	127.05	133.34	145.04	156.00	166.54	176.82	197.07
67	107.94	124.13	131.17	137.78	150.16	161.85	173.15	184.25	206.25
68	111.26	128.13	135.52	142.50	155.64	168.14	180.31	192.33	216.32
69	114.76	132.39	140.19	147.58	161.61	175.06	188.25	201.34	227.61
70	118.46	136.98	145.24	153.13	168.20	182.77	197.15	211.50	240.47
71	122.38	141.94	150.75	159.21	175.52	191.42	207.21	223.05	255.19
72	126.53	147.28	156.74	165.88	183.62	201.08	218.53	236.12	271.98
73	130.91	153.01	163.21	173.12	192.52	211.78	231.15	250.76	290.90
74	135.49	159.08	170.10	180.88	202.15	223.43	244.97	266.87	311.82
75	140.23	165.46	177.38	189.12	212.46	235.98	259.92	284.33	334.56
76	145.14	172.16	185.06	197.85	223.45	249.43	275.97	303.11	359.00
77	150.26	179.22	193.21	207.14	235.20	263.86	293.22	323.28	385.14
78	155.66	186.78	201.96	217.16	247.95	279.52	311.94	345.12	413.23
79	161.46	195.02	211.56	228.20	262.06	296.88	332.65	369.21	443.94
80	167.76	204.14	222.25	240.54	277.90	316.40	355.91	396.18	478.06
81	174.65	214.29	234.21	254.41	295.80	338.47	382.17	426.56	516.24
82	182.17	225.57	247.59	269.98	315.98	363.38	411.79	460.76	559.13
83	190.31	237.97	262.36	287.24	338.42	391.11	444.73	498.75	606.79
84	198.98	251.36	278.38	306.00	362.87	421.29	480.51	539.96	658.50
85	208.15	265.68	295.55	326.14	389.11	453.60	518.72	583.92	713.71
86	217.79	280.85	313.77	347.51	416.86	487.64	558.84	629.97	771.52
87	227.98	296.96	333.10	370.16	446.16	523.38	600.83	678.10	831.94
88	238.81	314.11	353.66	394.18	476.99	560.76	644.57	728.15	894.61
89	250.53	332.62	375.76	419.86	509.62	600.05	690.37	780.47	959.23
90	263.57	353.02	399.93	447.71	544.51	641.67	738.70	835.57	980.64

APPENDIX B

APPLICABLE PERCENTAGES (for Life Insurance Definition Test)

Guideline Premium/Cash Value Corridor Test

Insured’s	Percentage of	Insured’s	Percentage of	Insured’s	Percentage of
Attained Age	Surrender Value	Attained Age	Surrender Value	Attained Age	Surrender Value
20	250.00	47	203.00	74	107.00
21	250.00	48	197.00	75	105.00
22	250.00	49	191.00	76	105.00
23	250.00	50	185.00	77	105.00
24	250.00	51	178.00	78	105.00
25	250.00	52	171.00	79	105.00
26	250.00	53	164.00	80	105.00
27	250.00	54	157.00	81	105.00
28	250.00	55	150.00	82	105.00
29	250.00	56	146.00	83	105.00
30	250.00	57	142.00	84	105.00
31	250.00	58	138.00	85	105.00
32	250.00	59	134.00	86	105.00
33	250.00	60	130.00	87	105.00
34	250.00	61	128.00	88	105.00
35	250.00	62	126.00	89	105.00
36	250.00	63	124.00	90	105.00
37	250.00	64	122.00	91	104.00
38	250.00	65	120.00	92	103.00
39	250.00	66	119.00	93	102.00
40	250.00	67	118.00	94	101.00
41	243.00	68	117.00	95	101.00
42	236.00	69	116.00	96	101.00
43	229.00	70	115.00	97	101.00
44	222.00	71	113.00	98	101.00
45	215.00	72	111.00	99	101.00
46	209.00	73	109.00

Cash Value Accumulation Test - Male

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
20	639.37%	534.87%	499.92%	471.57%	427.89%	395.39%	369.97%	349.40%	317.80%
21	621.01%	520.61%	487.03%	459.79%	417.81%	386.56%	362.12%	342.32%	311.91%
22	603.00%	506.56%	474.31%	448.14%	407.80%	377.76%	354.27%	335.24%	305.99%
23	585.25%	492.64%	461.66%	436.52%	397.78%	368.92%	346.35%	328.06%	299.94%
24	567.76%	478.82%	449.08%	424.94%	387.73%	360.02%	338.34%	320.77%	293.76%
25	550.50%	465.11%	436.55%	413.38%	377.66%	351.05%	330.24%	313.37%	287.43%
26	533.49%	451.50%	424.08%	401.84%	367.55%	342.01%	322.03%	305.84%	280.93%
27	516.76%	438.04%	411.72%	390.37%	357.45%	332.95%	313.77%	298.23%	274.33%
28	500.37%	424.80%	399.53%	379.03%	347.44%	323.92%	305.52%	290.61%	267.68%
29	484.35%	411.79%	387.54%	367.86%	337.55%	314.98%	297.32%	283.02%	261.02%
30	468.73%	399.07%	375.79%	356.91%	327.82%	306.16%	289.22%	275.50%	254.40%
31	453.53%	386.65%	364.31%	346.19%	318.27%	297.49%	281.25%	268.08%	247.85%
32	438.79%	374.58%	353.14%	335.74%	308.96%	289.03%	273.44%	260.82%	241.42%
33	424.48%	362.84%	342.26%	325.57%	299.87%	280.75%	265.81%	253.70%	235.10%
34	410.64%	351.47%	331.72%	315.71%	291.05%	272.71%	258.38%	246.77%	228.94%
35	397.25%	340.46%	321.50%	306.14%	282.49%	264.90%	251.15%	240.03%	222.94%
36	384.33%	329.81%	311.63%	296.88%	274.20%	257.33%	244.15%	233.49%	217.11%
37	371.86%	319.54%	302.08%	287.94%	266.18%	250.01%	237.38%	227.15%	211.47%
38	359.85%	309.63%	292.89%	279.32%	258.46%	242.95%	230.84%	221.05%	206.02%
39	348.28%	300.10%	284.04%	271.03%	251.02%	236.15%	224.55%	215.17%	200.77%
40	337.17%	290.93%	275.53%	263.05%	243.87%	229.62%	218.50%	209.51%	195.73%
41	326.48%	282.12%	267.35%	255.38%	237.00%	223.35%	212.70%	204.09%	190.90%
42	316.22%	273.67%	259.50%	248.03%	230.41%	217.33%	207.14%	198.89%	186.27%
43	306.36%	265.54%	251.96%	240.97%	224.08%	211.56%	201.79%	193.91%	181.83%
44	296.89%	257.74%	244.72%	234.19%	218.01%	206.02%	196.68%	189.13%	177.58%
45	287.78%	250.25%	237.77%	227.68%	212.19%	200.71%	191.76%	184.54%	173.50%
46	279.04%	243.05%	231.09%	221.43%	206.59%	195.61%	187.05%	180.15%	169.60%
47	270.63%	236.13%	224.68%	215.42%	201.22%	190.71%	182.53%	175.93%	165.85%
48	262.54%	229.48%	218.51%	209.64%	196.05%	186.00%	178.18%	171.87%	162.25%
49	254.76%	223.07%	212.57%	204.08%	191.08%	181.46%	173.99%	167.97%	158.78%
50	247.28%	216.92%	206.86%	198.73%	186.30%	177.11%	169.96%	164.22%	155.45%
51	240.08%	210.99%	201.36%	193.59%	181.69%	172.91%	166.09%	160.60%	152.24%
52	233.17%	205.31%	196.09%	188.65%	177.28%	168.89%	162.38%	157.14%	149.17%
53	226.54%	199.86%	191.04%	183.93%	173.06%	165.04%	158.83%	153.84%	146.24%
54	220.19%	194.64%	186.21%	179.41%	169.02%	161.37%	155.45%	150.69%	143.45%
55	214.12%	189.67%	181.60%	175.10%	165.18%	157.88%	152.23%	147.70%	140.81%
56	208.30%	184.91%	177.20%	170.99%	161.52%	154.56%	149.17%	144.85%	138.30%
57	202.74%	180.36%	172.99%	167.06%	158.03%	151.39%	146.26%	142.15%	135.93%
58	197.41%	176.01%	168.97%	163.31%	154.69%	148.37%	143.49%	139.58%	133.66%
59	192.30%	171.83%	165.11%	159.71%	151.50%	145.48%	140.83%	137.12%	131.50%
60	187.39%	167.83%	161.41%	156.26%	148.43%	142.70%	138.29%	134.76%	129.43%
61	182.68%	163.99%	157.87%	152.96%	145.50%	140.05%	135.86%	132.51%	127.46%
62	178.18%	160.32%	154.48%	149.80%	142.70%	137.52%	133.53%	130.35%	125.57%
63	173.87%	156.81%	151.24%	146.78%	140.03%	135.10%	131.32%	128.31%	123.78%
64	169.75%	153.47%	148.17%	143.92%	137.50%	132.82%	129.23%	126.38%	122.09%
65	165.83%	150.30%	145.24%	141.20%	135.10%	130.66%	127.26%	124.56%	120.51%
66	162.10%	147.29%	142.47%	138.63%	132.83%	128.62%	125.40%	122.85%	119.02%
67	158.55%	144.42%	139.84%	136.18%	130.68%	126.69%	123.65%	121.23%	117.62%
68	155.15%	141.69%	137.33%	133.86%	128.64%	124.86%	121.98%	119.70%	116.30%

Cash Value Accumulation Test - Male

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
69	151.90%	139.08%	134.93%	131.64%	126.68%	123.11%	120.39%	118.25%	115.05%
70	148.80%	136.58%	132.64%	129.51%	124.82%	121.44%	118.88%	116.85%	113.85%
71	145.83%	134.19%	130.45%	127.48%	123.04%	119.85%	117.43%	115.52%	112.70%
72	143.00%	131.93%	128.37%	125.56%	121.35%	118.33%	116.05%	114.26%	111.61%
73	140.33%	129.79%	126.41%	123.74%	119.76%	116.91%	114.76%	113.07%	110.58%
74	137.81%	127.78%	124.58%	122.05%	118.28%	115.59%	113.56%	111.97%	109.63%
75	135.45%	125.92%	122.88%	120.48%	116.91%	114.37%	112.46%	110.97%	108.77%
76	133.24%	124.18%	121.30%	119.03%	115.66%	113.26%	111.46%	110.05%	107.99%
77	131.17%	122.56%	119.83%	117.68%	114.50%	112.24%	110.54%	109.22%	107.28%
78	129.21%	121.05%	118.46%	116.43%	113.42%	111.29%	109.70%	108.45%	106.64%
79	127.36%	119.61%	117.16%	115.24%	112.41%	110.40%	108.90%	107.74%	106.04%
80	125.59%	118.24%	115.93%	114.11%	111.44%	109.56%	108.15%	107.06%	105.47%
81	123.91%	116.94%	114.75%	113.04%	110.52%	108.76%	107.44%	106.42%	104.93%
82	122.31%	115.71%	113.64%	112.02%	109.65%	107.99%	106.76%	105.80%	104.42%
83	120.81%	114.55%	112.60%	111.07%	108.83%	107.27%	106.11%	105.22%	103.93%
84	119.41%	113.48%	111.63%	110.19%	108.08%	106.61%	105.52%	104.69%	103.48%
85	118.11%	112.50%	110.75%	109.38%	107.39%	106.01%	104.99%	104.20%	103.07%
86	116.91%	111.61%	109.95%	108.65%	106.77%	105.47%	104.51%	103.77%	102.71%
87	115.79%	110.79%	109.21%	107.99%	106.21%	104.98%	104.08%	103.38%	102.39%
88	114.74%	110.03%	108.55%	107.39%	105.71%	104.55%	103.69%	103.04%	102.11%
89	113.74%	109.32%	107.93%	106.84%	105.25%	104.15%	103.34%	102.73%	101.97%
90	112.77%	108.65%	107.34%	106.32%	104.82%	103.78%	103.02%	102.44%	101.00%
91	111.80%	108.00%	106.78%	105.82%	104.42%	103.44%	102.72%	102.18%	101.00%
92	110.82%	107.34%	106.22%	105.33%	104.02%	103.11%	102.44%	101.97%	101.00%
93	109.79%	106.66%	105.64%	104.82%	103.62%	102.78%	102.16%	101.00%	101.00%
94	108.68%	105.91%	105.00%	104.27%	103.19%	102.42%	101.97%	101.00%	101.00%
95	107.47%	105.07%	104.28%	103.64%	102.69%	102.01%	101.00%	101.00%	101.00%
96	106.16%	104.13%	103.48%	102.92%	102.13%	101.97%	101.00%	101.00%	101.00%
97	104.76%	103.10%	102.60%	102.13%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.33%	102.02%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test - Female

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
20	762.99%	637.79%	595.38%	560.82%	507.35%	467.43%	436.19%	410.90%	372.11%
21	738.68%	618.38%	577.63%	544.40%	492.99%	454.60%	424.55%	400.21%	362.87%
22	715.05%	599.48%	560.31%	528.38%	478.96%	442.04%	413.13%	389.71%	353.78%
23	692.09%	581.06%	543.43%	512.74%	465.23%	429.74%	401.94%	379.41%	344.84%
24	669.78%	563.13%	526.97%	497.48%	451.82%	417.70%	390.96%	369.30%	336.05%
25	648.14%	545.70%	510.96%	482.63%	438.74%	405.94%	380.24%	359.41%	327.43%
26	627.11%	528.72%	495.35%	468.13%	425.96%	394.44%	369.73%	349.71%	318.95%
27	606.71%	512.22%	480.16%	454.01%	413.50%	383.20%	359.46%	340.21%	310.64%
28	586.92%	496.17%	465.39%	440.27%	401.34%	372.24%	349.42%	330.92%	302.49%
29	567.76%	480.61%	451.04%	426.91%	389.52%	361.56%	339.63%	321.85%	294.53%
30	549.18%	465.50%	437.10%	413.93%	378.02%	351.15%	330.08%	313.00%	286.74%
31	531.21%	450.86%	423.59%	401.33%	366.84%	341.03%	320.79%	304.38%	279.15%
32	513.81%	436.66%	410.48%	389.10%	355.98%	331.19%	311.75%	295.98%	271.74%
33	496.96%	422.89%	397.75%	377.23%	345.42%	321.61%	302.94%	287.79%	264.51%
34	480.65%	409.53%	385.39%	365.69%	335.14%	312.28%	294.35%	279.80%	257.43%
35	464.89%	396.62%	373.45%	354.53%	325.20%	303.25%	286.03%	272.05%	250.57%
36	449.66%	384.12%	361.87%	343.71%	315.55%	294.48%	277.94%	264.52%	243.89%
37	434.98%	372.07%	350.72%	333.29%	306.25%	286.02%	270.14%	257.26%	237.45%
38	420.85%	360.48%	339.98%	323.25%	297.30%	277.88%	262.63%	250.26%	231.25%
39	407.27%	349.33%	329.66%	313.60%	288.70%	270.06%	255.43%	243.55%	225.29%
40	394.23%	338.64%	319.77%	304.36%	280.46%	262.57%	248.53%	237.14%	219.61%
41	381.72%	328.39%	310.29%	295.51%	272.58%	255.41%	241.94%	231.01%	214.19%
42	369.72%	318.57%	301.21%	287.03%	265.04%	248.58%	235.65%	225.16%	209.03%
43	358.21%	309.16%	292.51%	278.91%	257.83%	242.04%	229.64%	219.58%	204.11%
44	347.14%	300.11%	284.14%	271.11%	250.90%	235.76%	223.88%	214.23%	199.39%
45	336.48%	291.40%	276.10%	263.61%	244.23%	229.72%	218.33%	209.09%	194.87%
46	326.22%	283.02%	268.35%	256.38%	237.82%	223.92%	213.00%	204.14%	190.52%
47	316.33%	274.93%	260.88%	249.41%	231.63%	218.31%	207.86%	199.38%	186.32%
48	306.78%	267.12%	253.67%	242.69%	225.66%	212.91%	202.90%	194.77%	182.27%
49	297.58%	259.60%	246.71%	236.20%	219.90%	207.69%	198.11%	190.33%	178.37%
50	288.71%	252.34%	240.01%	229.94%	214.34%	202.66%	193.49%	186.05%	174.61%
51	280.16%	245.35%	233.54%	223.92%	208.99%	197.82%	189.05%	181.93%	170.99%
52	271.93%	238.60%	227.31%	218.10%	203.83%	193.15%	184.77%	177.97%	167.51%
53	263.99%	232.11%	221.31%	212.50%	198.86%	188.65%	180.65%	174.15%	164.16%
54	256.36%	225.87%	215.54%	207.13%	194.09%	184.34%	176.70%	170.49%	160.96%
55	249.00%	219.85%	209.99%	201.95%	189.50%	180.20%	172.90%	166.98%	157.89%
56	241.92%	214.06%	204.64%	196.96%	185.08%	176.20%	169.25%	163.61%	154.94%
57	235.07%	208.46%	199.46%	192.14%	180.81%	172.34%	165.71%	160.34%	152.09%
58	228.45%	203.02%	194.44%	187.45%	176.65%	168.59%	162.27%	157.16%	149.31%
59	222.01%	197.74%	189.55%	182.88%	172.59%	164.91%	158.90%	154.04%	146.57%
60	215.77%	192.59%	184.78%	178.43%	168.62%	161.31%	155.60%	150.97%	143.88%
61	209.70%	187.58%	180.14%	174.08%	164.75%	157.79%	152.36%	147.96%	141.23%
62	203.84%	182.74%	175.64%	169.87%	160.98%	154.37%	149.21%	145.03%	138.65%
63	198.20%	178.06%	171.30%	165.81%	157.36%	151.07%	146.17%	142.21%	136.15%
64	192.79%	173.59%	167.16%	161.93%	153.90%	147.93%	143.27%	139.52%	133.78%
65	187.61%	169.33%	163.20%	158.24%	150.60%	144.94%	140.53%	136.98%	131.55%
66	182.67%	165.26%	159.43%	154.72%	147.47%	142.11%	137.93%	134.57%	129.45%
67	177.93%	161.37%	155.83%	151.36%	144.49%	139.41%	135.46%	132.29%	127.45%
68	173.38%	157.62%	152.37%	148.12%	141.62%	136.82%	133.09%	130.10%	125.55%
69	168.99%	154.01%	149.02%	145.00%	138.84%	134.30%	130.79%	127.97%	123.69%

Cash Value Accumulation Test - Female

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
70	164.74%	150.50%	145.77%	141.96%	136.14%	131.86%	128.55%	125.89%	121.87%
71	160.64%	147.11%	142.63%	139.02%	133.52%	129.48%	126.36%	123.87%	120.10%
72	156.70%	143.86%	139.61%	136.20%	131.00%	127.19%	124.26%	121.91%	118.38%
73	152.93%	140.75%	136.73%	133.50%	128.60%	125.01%	122.25%	120.05%	116.74%
74	149.37%	137.82%	134.02%	130.96%	126.34%	122.96%	120.37%	118.31%	115.21%
75	146.01%	135.06%	131.47%	128.59%	124.23%	121.05%	118.62%	116.69%	113.80%
76	142.84%	132.48%	129.09%	126.37%	122.27%	119.29%	117.01%	115.21%	112.51%
77	139.87%	130.07%	126.87%	124.31%	120.45%	117.66%	115.53%	113.84%	111.33%
78	137.06%	127.80%	124.78%	122.38%	118.76%	116.14%	114.15%	112.58%	110.24%
79	134.40%	125.66%	122.82%	120.56%	117.16%	114.72%	112.86%	111.40%	109.23%
80	131.87%	123.63%	120.96%	118.84%	115.66%	113.38%	111.65%	110.29%	108.28%
81	129.49%	121.72%	119.21%	117.22%	114.24%	112.11%	110.51%	109.24%	107.38%
82	127.23%	119.92%	117.56%	115.69%	112.91%	110.93%	109.43%	108.26%	106.54%
83	125.12%	118.24%	116.03%	114.28%	111.67%	109.82%	108.44%	107.35%	105.76%
84	123.16%	116.70%	114.62%	112.98%	110.54%	108.82%	107.53%	106.53%	105.06%
85	121.34%	115.28%	113.33%	111.79%	109.52%	107.91%	106.71%	105.78%	104.42%
86	119.66%	113.98%	112.15%	110.72%	108.59%	107.09%	105.98%	105.11%	103.86%
87	118.10%	112.79%	111.08%	109.74%	107.75%	106.36%	105.32%	104.52%	103.36%
88	116.64%	111.69%	110.10%	108.85%	107.00%	105.70%	104.73%	103.99%	102.91%
89	115.27%	110.68%	109.20%	108.03%	106.31%	105.10%	104.20%	103.51%	102.51%
90	113.97%	109.73%	108.36%	107.27%	105.67%	104.55%	103.72%	103.07%	102.16%
91	112.71%	108.83%	107.56%	106.56%	105.08%	104.04%	103.27%	102.68%	101.97%
92	111.48%	107.95%	106.80%	105.88%	104.52%	103.57%	102.85%	102.31%	101.00%
93	110.24%	107.08%	106.04%	105.21%	103.98%	103.11%	102.46%	101.97%	101.00%
94	108.97%	106.19%	105.27%	104.53%	103.43%	102.64%	102.06%	101.00%	101.00%
95	107.64%	105.23%	104.44%	103.80%	102.84%	102.16%	101.97%	101.00%	101.00%
96	106.24%	104.21%	103.56%	103.01%	102.21%	101.97%	101.00%	101.00%	101.00%
97	104.79%	103.13%	102.64%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.04%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test – Unisex

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
20	660.51%	551.81%	515.46%	485.97%	440.56%	406.80%	380.43%	359.09%	326.35%
21	641.23%	536.78%	501.85%	473.50%	429.86%	397.39%	372.02%	351.49%	319.98%
22	622.33%	522.00%	488.43%	461.19%	419.25%	388.04%	363.65%	343.90%	313.59%
23	603.74%	507.36%	475.11%	448.95%	408.64%	378.66%	355.21%	336.24%	307.09%
24	585.45%	492.88%	461.91%	436.78%	398.07%	369.26%	346.74%	328.50%	300.49%
25	567.49%	478.59%	448.84%	424.71%	387.53%	359.86%	338.23%	320.72%	293.81%
26	549.81%	464.44%	435.87%	412.70%	377.00%	350.43%	329.66%	312.84%	287.00%
27	532.48%	450.50%	423.07%	400.82%	366.54%	341.04%	321.09%	304.94%	280.14%
28	515.51%	436.78%	410.45%	389.09%	356.18%	331.69%	312.55%	297.05%	273.24%
29	498.95%	423.35%	398.07%	377.56%	345.97%	322.46%	304.09%	289.21%	266.36%
30	482.82%	410.24%	385.96%	366.27%	335.95%	313.39%	295.75%	281.48%	259.55%
31	467.14%	397.44%	374.14%	355.23%	326.13%	304.48%	287.55%	273.85%	252.82%
32	451.93%	385.01%	362.63%	344.49%	316.55%	295.78%	279.54%	266.40%	246.22%
33	437.18%	372.92%	351.45%	334.03%	307.22%	287.28%	271.70%	259.09%	239.74%
34	422.91%	361.22%	340.61%	323.89%	298.16%	279.03%	264.09%	251.99%	233.43%
35	409.11%	349.88%	330.10%	314.06%	289.36%	271.01%	256.67%	245.08%	227.28%
36	395.79%	338.93%	319.94%	304.55%	280.85%	263.25%	249.50%	238.38%	221.31%
37	382.93%	328.35%	310.13%	295.35%	272.62%	255.74%	242.55%	231.89%	215.53%
38	370.55%	318.17%	300.68%	286.50%	264.70%	248.50%	235.86%	225.64%	209.96%
39	358.64%	308.36%	291.58%	277.98%	257.07%	241.54%	229.41%	219.61%	204.59%
40	347.20%	298.94%	282.84%	269.80%	249.74%	234.85%	223.23%	213.84%	199.45%
41	336.19%	289.89%	274.45%	261.94%	242.71%	228.43%	217.30%	208.30%	194.51%
42	325.63%	281.21%	266.40%	254.40%	235.97%	222.28%	211.62%	203.00%	189.80%
43	315.48%	272.87%	258.66%	247.16%	229.49%	216.38%	206.16%	197.91%	185.27%
44	305.74%	264.86%	251.24%	240.22%	223.28%	210.73%	200.94%	193.04%	180.95%
45	296.37%	257.16%	244.11%	233.54%	217.31%	205.29%	195.92%	188.36%	176.79%
46	287.36%	249.77%	237.25%	227.13%	211.59%	200.07%	191.11%	183.87%	172.81%
47	278.70%	242.66%	230.67%	220.97%	206.08%	195.06%	186.48%	179.56%	168.99%
48	270.37%	235.82%	224.33%	215.04%	200.79%	190.24%	182.03%	175.42%	165.32%
49	262.34%	229.23%	218.22%	209.33%	195.69%	185.59%	177.75%	171.42%	161.77%
50	254.63%	222.89%	212.35%	203.83%	190.78%	181.13%	173.63%	167.58%	158.37%
51	247.20%	216.79%	206.70%	198.55%	186.06%	176.83%	169.66%	163.89%	155.09%
52	240.07%	210.94%	201.28%	193.48%	181.53%	172.71%	165.86%	160.35%	151.96%
53	233.22%	205.32%	196.08%	188.61%	177.19%	168.76%	162.22%	156.96%	148.96%
54	226.66%	199.95%	191.10%	183.96%	173.04%	164.99%	158.75%	153.73%	146.10%
55	220.38%	194.81%	186.34%	179.52%	169.09%	161.40%	155.45%	150.66%	143.39%
56	214.36%	189.89%	181.80%	175.27%	165.31%	157.98%	152.30%	147.74%	140.82%
57	208.60%	185.18%	177.45%	171.22%	161.71%	154.71%	149.30%	144.96%	138.37%
58	203.06%	180.66%	173.27%	167.32%	158.25%	151.58%	146.43%	142.30%	136.04%
59	197.74%	176.32%	169.26%	163.59%	154.93%	148.58%	143.67%	139.74%	133.79%
60	192.62%	172.15%	165.41%	159.99%	151.74%	145.69%	141.02%	137.29%	131.64%
61	187.71%	168.14%	161.71%	156.54%	148.68%	142.92%	138.48%	134.93%	129.57%
62	182.99%	164.30%	158.16%	153.23%	145.74%	140.26%	136.04%	132.67%	127.59%
63	178.47%	160.62%	154.76%	150.07%	142.93%	137.72%	133.72%	130.52%	125.70%
64	174.16%	157.12%	151.53%	147.06%	140.27%	135.32%	131.52%	128.48%	123.92%
65	170.05%	153.78%	148.46%	144.20%	137.75%	133.05%	129.44%	126.57%	122.25%
66	166.14%	150.62%	145.55%	141.50%	135.36%	130.90%	127.48%	124.76%	120.69%
67	162.40%	147.60%	142.78%	138.92%	133.10%	128.87%	125.63%	123.06%	119.21%
68	158.82%	144.72%	140.13%	136.47%	130.94%	126.94%	123.87%	121.45%	117.82%

Cash Value Accumulation Test – Unisex

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
69	155.40%	141.96%	137.60%	134.12%	128.88%	125.09%	122.19%	119.90%	116.48%
70	152.11%	139.32%	135.17%	131.87%	126.90%	123.31%	120.58%	118.42%	115.20%
71	148.96%	136.78%	132.84%	129.71%	125.00%	121.61%	119.03%	117.00%	113.97%
72	145.96%	134.37%	130.63%	127.65%	123.20%	119.99%	117.56%	115.64%	112.80%
73	143.11%	132.08%	128.53%	125.71%	121.49%	118.46%	116.17%	114.36%	111.69%
74	140.42%	129.93%	126.56%	123.89%	119.90%	117.03%	114.87%	113.17%	110.66%
75	137.89%	127.93%	124.73%	122.20%	118.42%	115.72%	113.68%	112.08%	109.72%
76	135.52%	126.05%	123.02%	120.63%	117.06%	114.51%	112.59%	111.08%	108.87%
77	133.28%	124.30%	121.43%	119.17%	115.80%	113.39%	111.59%	110.17%	108.10%
78	131.18%	122.66%	119.94%	117.80%	114.62%	112.36%	110.66%	109.34%	107.39%
79	129.17%	121.10%	118.53%	116.51%	113.51%	111.39%	109.79%	108.55%	106.73%
80	127.26%	119.61%	117.18%	115.28%	112.46%	110.46%	108.97%	107.80%	106.10%
81	125.43%	118.19%	115.90%	114.10%	111.45%	109.57%	108.18%	107.09%	105.50%
82	123.70%	116.85%	114.68%	112.99%	110.49%	108.73%	107.42%	106.41%	104.93%
83	122.06%	115.59%	113.54%	111.94%	109.59%	107.94%	106.71%	105.77%	104.39%
84	120.53%	114.41%	112.48%	110.97%	108.76%	107.21%	106.06%	105.18%	103.89%
85	119.11%	113.33%	111.51%	110.09%	108.00%	106.55%	105.47%	104.64%	103.44%
86	117.79%	112.34%	110.62%	109.28%	107.31%	105.95%	104.93%	104.16%	103.04%
87	116.55%	111.43%	109.81%	108.54%	106.69%	105.40%	104.45%	103.72%	102.67%
88	115.39%	110.58%	109.06%	107.87%	106.12%	104.91%	104.02%	103.33%	102.35%
89	114.28%	109.79%	108.36%	107.24%	105.60%	104.46%	103.62%	102.98%	102.06%
90	113.20%	109.03%	107.70%	106.65%	105.12%	104.05%	103.26%	102.65%	101.97%
91	112.14%	108.30%	107.06%	106.09%	104.66%	103.65%	102.92%	102.35%	101.00%
92	111.07%	107.57%	106.43%	105.53%	104.21%	103.28%	102.59%	102.07%	101.00%
93	109.96%	106.82%	105.79%	104.97%	103.76%	102.90%	102.27%	101.97%	101.00%
94	108.79%	106.02%	105.10%	104.37%	103.28%	102.51%	101.97%	101.00%	101.00%
95	107.54%	105.14%	104.35%	103.70%	102.75%	102.07%	101.00%	101.00%	101.00%
96	106.19%	104.16%	103.51%	102.96%	102.16%	101.97%	101.00%	101.00%	101.00%
97	104.77%	103.11%	102.62%	102.15%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.03%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

ADDITIONAL INFORMATION
Additional information about the Policy and the Separate Account is available in the Statement of Additional Information dated May 1, 2026, and which is incorporated into this prospectus.
The Statement of Additional Information is available, without charge, upon request. Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Executive Variable Life, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com.
Reports and other information about the Separate Account are also available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Principal® Executive Variable Universal Life

EDGAR Contract Identifier: C000004353

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal Life Insurance Company (the “Company”) through its
Principal Life Insurance Company Variable Life Separate Account
dated May 1, 2026
The Statement of Additional Information provides information about the Principal ® Executive Variable Universal Life Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus. It provides information that supplements the Policy’s Prospectus dated May 1, 2026. It should be read with that Prospectus, which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal ® Executive Variable Universal Life
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

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GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Executive Variable Universal Life Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the Securities Exchange Commission. This registration does not involve Securities Exchange Commission supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, serves as the independent registered public accounting firm for Principal Life Insurance Company and the Principal Life Insurance Company Variable Life Separate Account. The audited financial statements incorporated in this Statement of Additional Information have been incorporated in reliance upon the report of Ernst & Young LLP, given on the authority as an expert in accounting and auditing. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 711 High Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2025 received/retained	2024 received/retained	2023 received/retained
$952,260/$0	$854,607/$0	$783,756/$0

UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender and smoking status.
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FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and Principal Life Insurance Company are incorporated by reference to the submission for type N-VPFS filed by Principal Life Insurance Company Variable Life Separate Account with the Securities and Exchange Commission on April 29, 2026.
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Part C
Other Information
Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts

	(c1)	Distribution Agreement (Incorporated by Reference to Registrant's filing on Form S-6 on 5/24/2002)(Accession No. 0001127048-02-000072)
	(c2)	Selling Agreement (Incorporated by Reference to Registrant's filing on Form S-6 on 5/24/2002)(Accession No. 0001127048-02-000072)
	(c3)	Registered Representative Agreement (Incorporated by Reference to Registrant's filing on Form S-6 on 1/30/2002)(Accession No. 0000870786-02-000008)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Incorporated by Reference to Registrant's filing on Form S-6 on 1/30/2002)(Accession No. 0000870786-02-000008)
	(d2)	Form of Accelerated Benefits Rider (Incorporated by Reference to Registrant's filing on Form S-6 on 5/31/2002)(Accession No. 0000870786-02-000121)
	(d3)	Form of Aviation Exclusion Rider (Incorporated by Reference to Registrant's filing on Form S-6 on 5/24/2002)(Accession No. 0001127048-02-000072)
	(d4)	Form of Change of Insured Rider (Incorporated by Reference to Registrant's filing on Form S-6 on 1/30/2002)(Accession No. 0000870786-02-000008)
	(d5)	Form of Death Benefit Guarantee Rider (Incorporated by Reference to Registrant's filing on Form S-6 on 1/30/2002)(Accession No. 0000870786-02-000008)
	(d6)	Form of Extended Coverage Rider (Incorporated by Reference to Registrant's filing on Form S-6 on 1/30/2002)(Accession No. 0000870786-02-000008)
	(d7)	Form of Hazardous Sports Exclusion Rider (Incorporated by Reference to Registrant's filing on Form S-6 on 5/24/2002)(Accession No. 0001127048-02-000072)
	(d8)	Form of Supplemental Benefit Rider (Incorporated by Reference to Registrant's filing on Form S-6 on 1/30/2002)(Accession No. 0000870786-02-000008)
	(d9)	Form of Enhanced Cash Surrender Value Rider (Incorporated by Reference to Registrant's filing on Form S-6 on 1/30/2002)(Accession No. 0000870786-02-000008)

(e)	Applications

	(e1)	Form of Life Insurance Application (Incorporated by Reference to Registrant's filing on Form S-6 on 5/24/2002)(Accession No. 0001127048-02-000072)
	(e2)	Form of Specimen Supplemental Application (Incorporated by Reference to Registrant's filing on Form S-6 on 5/24/2002)(Accession No. 0001127048-02-000072)

(f)	Depositor's Certificate of Incorporation and By-laws

	(f1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)
	(f2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(g)	Reinsurance Contracts - Incorporated by Reference to the Registrant's filing on Form N-6 on 2/27/2003 (Accession No. 0000870786-03-000061)

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(h)	Participation Agreements

1. AllianceBernstein
(a)
Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(b)	Participation Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

2. American Century
	(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/25/2014 (Accession No. 0000812797-14-000023)

3. American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0000812797-15-000029)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0000812797-15-000029)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0000812797-15-000029)
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(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0000812797-15-000029)

4. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0000812797-15-000029)
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0000812797-15-000029)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0000812797-15-000029)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0000812797-15-000029)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement (with Legg Mason) dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000023)
(b)	Administrative Services Agreement (with Legg Mason) (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000023)

6. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 (Filed as Exhibit (h)6(a) on 04/25/2014 (Accession No. 0000812797-14-000023)
(b)	Administrative Services Agreement dated April 26, 2010 (Filed as Exhibit (h)6(b) on 04/25/2014 (Accession No. 0000812797-14-000023)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Filed as Exhibit (h)6(c) on 04/25/2014 (Accession No. 0000812797-14-000023)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Filed as Exhibit (h)6(d) on 04/25/2014 (Accession No. 0000812797-14-000023)
(e)	Amendment 3 to Participation Agreement dated July 1, 2015 -- Filed as Exhibit (h)6(e) on 04/25/2016 (Accession No. 0000812797-16-000150)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
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(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0000812797-15-000029)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0000812797-15-000029)

8. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)8(c) on 04/25/2014 (Accession No. 0000812797-14-000023)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)8(d) on 04/25/2014 (Accession No. 0000812797-14-000023)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)8(e) on 04/25/2014 (Accession No. 0000812797-14-000023)

9. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

10. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0000812797-15-000029)
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(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0000812797-15-000029)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as exhibit 99.h10(m) on 04/27/2015 (Accession No. 0000812797-15-000029)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 -- Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0000812797-17-000061)
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 -- Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0000812797-17-000061)
(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0000812797-15-000029)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0000812797-15-000029)

11. Goldman Sachs
(a)	Participation Agreement dated July 30, 2004 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(b)	Amendment 1 to Participation Agreement dated June 20, 2008 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(c)	Amendment 2 to Participation Agreement dated April 7, 2011 -- Filed as exhibit 99.h11(c) on 04/27/2015 (Accession No. 0000812797-15-000029)
(d)	Amendment 3 to Participation Agreement dated October 26, 2012 -- Filed as exhibit 99.h11(d) on 04/27/2015 (Accession No. 0000812797-15-000029)
(e)	Service Letter Agreement dated June 20, 2008 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(f)	Administrative Service Letter Agreement dated July 30, 2004 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(g)	Amendment 1 to Administrative Service Agreement dated June 20, 2008 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(h)	Amendment 2 to Administrative Services Agreement dated October 26, 2012 -- Filed as exhibit 99.h11(h) on 04/27/2015 (Accession No. 0000812797-15-000029)
(i)	Rule 22c-2 Agreement dated April 16, 2007 -- Filed as exhibit 99.h11(i) on 04/27/2015 (Accession No. 0000812797-15-000029)
(j)	Amendment 1 to Rule 22c-2 Agreement dated October 26, 2012 -- Filed as exhibit 99.h11(j) on 04/27/2015 (Accession No. 0000812797-15-000029)

12. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
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(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

13. Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

6

(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)13(j) on 04/28/2020 (Accession No. 0000812797-20-000052)
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h13(k) on 04/27/2015 (Accession No. 0000812797-15-000029)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h13(n) on 04/27/2015 (Accession No. 0000812797-15-000029)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h13(p) on 04/27/2015 (Accession No. 0000812797-15-000029)

(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit (h)13(r) on 04/28/2020 (Accession No. 0000812797-20-000052)
(s)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(t)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h13(s) on 04/27/2015 (Accession No. 0000812797-15-000029)

14. JP Morgan
(a)	Participation Agreement (Series) dated March 26, 2002 (Incorporated by Reference from Exhibit (h) to the Registrant's Filing on Form N-6 on 2/27/03)(Accession No. 0001127048-03-000090)
(b)
Amendment 1 to Participation Agreement (Series) dated September 3, 2002 (Incorporated by Reference from Exhibit (h) to the Registrant's Filing on Form N-6 on 2/27/03)(Accession No. 0001127048-03-000090)

(c)	Amendment to Participation Agreement (Series) dated January 8, 2003 -- Filed as exhibit 99.h14(c) on 04/27/2015 (Accession No. 0000812797-15-000029)
(d)	Fund/SERV Amendment to Participation Agreement (Series) dated September 17, 2007 -- Filed as exhibit 99.h14(d) on 04/27/2015 (Accession No. 0000812797-15-000029)
(e)	Participation Agreement (Trust) dated April 24, 2009 -- Filed as exhibit 99.h14(e) on 04/27/2015 (Accession No. 0000812797-15-000027)
(f)	Amendment 1 to Participation Agreement (Trust) dated April 8, 2011 -- Filed as exhibit 99.h14(f) on 04/27/2015 (Accession No. 0000812797-15-000029)
(g)	Amendment 2 to Participation Agreement (Trust) dated August 31, 2012 -- Filed as exhibit 99.h14(g) on 04/27/2015 (Accession No. 0000812797-15-000029)
(h)
Administrative Services Agreement Letter (Series) dated March 26, 2002 ((Incorporated by Reference from Exhibit (h) to the Registrant's Filing on Form N-6 on 2/27/03)(Accession No. 0001127048-03-000090)

(i)	Administrative Services Agreement dated April 24, 2009 -- Filed as exhibit 99.h14(i) on 04/27/2015 (Accession No. 0000812797-15-000029)
(j)	Amendment 1 to Administrative Services Agreement dated August 31, 2012 -- Filed as exhibit 99.h14(j) on 04/27/2015 (Accession No. 0000812797-15-000029)
(k)	Rule 22c-2 Agreement dated April 16, 2007 -- Filed as Exhibit 99.h14(c) on 04/27/2015 (Accession No. 0000812797-15-000029)

7

15. Lincoln
(a)	Participation Agreement with Lincoln Variable Insurance Products Trust dated April 26, 2021 - Filed on 04/30/2024 (Accession No. 0000812797-24-000072)
(b)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated May 1, 2023 - Filed on 04/30/2024 (Accession No. 0000812797-24-000072)
(c)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated April 29, 2024 - Filed on 04/30/2024 (Accession No. 0000812797-24-000072)
(d)	Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 26, 2021 - Filed on 04/30/2024 (Accession No. 0000812797-24-000072)
(e)	Amendment to Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 29, 2024 - Filed on 04/30/2024 (Accession No. 0000812797-24-000072)
(f)	Administrative Services Agreement with Lincoln Financial Investments Corporation dated May 1, 2023 - Filed on 04/30/2024 (Accession No. 0000812797-24-000072)
(g)	Amendment to Administrative Services Agreement with Lincoln Financial Investments Corporation dated April 29, 2024 - Filed on 04/30/2024 (Accession No. 0000812797-24-000072)

16. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)(15)(a) on 04/27/2017 (Accession No. 0000812797-17-000061)
(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)(15)(b) on 04/27/2017 (Accession No. 0000812797-17-000061)
(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)(15)(c) on 04/27/2017 (Accession No. 0000812797-17-000061)
(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)(15)(d) on 04/27/2017 (Accession No. 0000812797-17-000061)

17. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Filed as Exhibit (h)15(a) on 04/25/2014 (Accession No. 0000812797-14-000023)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 (Filed as Exhibit (h)15(b) on 04/25/2014 (Accession No. 0000812797-14-000023)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as Exhibit 99(h)(16)(c) on 04/27/2017 (Accession No. 0000812797-17-000061)
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

18. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Distribution and Administrative Services Agreement dated October 25, 2004 (Incorporated by Reference from Exhibit (h)(10)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(c)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

8

(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

19. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

20. PIMCO
(a)	Participation Agreement dated March 9, 2009 (Filed as Exhibit (h)18(a) on 04/25/2014 (Accession No. 0000812797-14-000023)
(b)	Novation and Amendment dated October 22, 2010 (Filed as Exhibit (h)18(b) on 04/25/2014 (Accession No. 0000812797-14-000023)
(c)	Novation 1 dated October 22, 2010 (Filed as Exhibit (h)18(c) on 04/25/2014 (Accession No. 0000812797-14-000023)
(d)	Novation 2 dated October 22, 2010 (Filed as Exhibit (h)18(d) on 04/25/2014 (Accession No. 0000812797-14-000023)
(e)	Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Filed as Exhibit (h)18(e) on 04/25/2014 (Accession No. 0000812797-14-000023)
(f)	Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Filed as Exhibit (h)18(f) on 04/25/2014 (Accession No. 0000812797-14-000023)
(g)	Assignment and Amendment to Services Agreement dated March 29, 2012 (Filed as Exhibit (h)18(g) on 04/25/2014 (Accession No. 0000812797-14-000023)
(h)	Instrument of Accession and Amendment dated August, 29, 2012 (Filed as Exhibit (h)18(h) on 04/25/2014 (Accession No. 0000812797-14-000023)

21. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h19(d) on 04/27/2015 (Accession No. 0000812797-15-000029)
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h19(f) on 04/27/2015 (Accession No. 0000812797-15-000029)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)(20)(g) on 04/27/2017 (Accession No. 0000812797-17-000061)
9

(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h19(j) on 04/27/2015 (Accession No. 0000812797-15-000029)

22. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)	Amendment 2 to Participation Agreement dated March 2, 2021 - Filed as Exhibit 99(h)21(c) on 04/29/2021 (Accession No. 0000812797-21-000059)
(d)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h20(e) on 04/27/2015 (Accession No. 0000812797-15-000029)
(g)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 - Filed as Exhibit 99(h)21(g) on 04/29/2021 (Accession No. 0000812797-21-000059)
(h)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(i)	Consent dated May 15, 2007 -- Filed as exhibit 99.h20(g) on 04/27/2015 (Accession No. 0000812797-15-000029)
(j)	Amendment 3 to Participation Agreement dated July 31, 2023 - Filed on 04/30/2024 (Accession No. 0000812797-24-000072)
23. T. Rowe Price
(a)
Participation Agreement dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)
Amendment to Participation Agreement dated November 15, 2005 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(d)
Letter Amendment to Participation Agreement dated March 17, 2008 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(e)	Amendment to Participation Agreement dated May 1, 2013 -- Filed as exhibit 99.h21(e) on 04/27/2015 (Accession No. 0000812797-15-000029)
(f)	Amendment to Participation Agreement dated May 1, 2017 - Filed as exhibit 99.h22(k) on 04/26/2019 (Accession No. 0000812797-19-000039)
(g)
Administrative Services Agreement dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(h)
Amendment 1 to Administrative Services Agreement dated November 28, 2005 (Incorporated by Reference from Exhibit (8)(i)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

10

(i)	Amendment to Administrative Services Letter Agreement dated March 16, 2012 (Filed as Exhibit (h)21(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)
Supplement for Distribution Services 12b-1 Plan dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (8)(i)(4) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

24. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)22(a) on 04/25/2014 (Accession No. 0000812797-14-000023)

25. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)	Amendment 4 to Participation Agreement dated May 10, 2022
(h)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)23(j) on 04/25/2014 (Accession No. 0000812797-14-000023)
(j)	Amendment 5 to Service Agreement dated May 1, 2018 (Filed as Exhibit (h)24(k) on 04/26/2019 (Accession No. 0000812797-19-000039)
(k)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit (h)24(j) on 04/28/2020 (Accession No. 0000812797-20-000052)
(l)	Amendment 7 to Service Agreement dated May 10, 2022
(l)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

26. Vanguard
(a)	Participation Agreement dated April 30, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(b)	Amendment to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(c)	Amendment 1 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(d)	Amendment 2 to Participation Agreement dated April 15, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
11

	(e)	Amendment 3 to Participation Agreement dated September 11, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(f)	Amendment 4 to Participation Agreement dated April 24, 2012 (Filed as Exhibit (h)24(f) on 04/25/2014 (Accession No. 0000812797-14-000023)

27. Wanger International
	(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)25(a) on 04/25/2016 (Accession No. 0000812797-16-000150)
	(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)25(b) on 04/25/2016 (Accession No. 0000812797-16-000150)

28. Wells Fargo
	(a)	Participation Agreement dated February 28, 2006 (Filed as Exhibit (h)25(a) on 04/25/2014 (Accession No. 0000812797-14-000023)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2012 (Filed as Exhibit (h)25(a) on 04/25/2014 (Accession No. 0000812797-14-000023)
	(c)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)25(c) on 04/25/2014 (Accession No. 0000812797-14-000023)
	(d)	Amendment 1 to Rule 22c-2 Agreement dated March 20, 2012 (Filed as Exhibit (h)25(d) on 04/25/2014 (Accession No. 0000812797-14-000023)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference to Registrant's filing on Form S-6 on 5/24/2002)(Accession No. 0001127048-02-000072)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

	(1)	Consent of Ernst & Young LLP *
	(2)	Powers of Attorney - Filed as Ex 99.(n)(2) on 04/29/2022 (Accession No. 0000812797-22-000046) and Filed as Ex 99. (n)(2) on 04/27/2023 (Accession No. 0000812797-23-000048) for H. E. Mitchell

(o)	Omitted Financial Statements - N/A

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption -- Filed as Exhibit 99.q on 04/27/2015 (Accession No. 0000812797-15-000029)

(r)	Form of Initial Summary Prospectus - N/A

* Filed herein
12

Item 31. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH 711 High Street Des Moines, IA 50392	Director Member, Finance and Human Resources Committees
MARY E. BEAMS 711 High Street Des Moines, IA 50392	Director Member, Audit and Finance Committees
JOCELYN CARTER-MILLER 711 High Street Des Moines, IA 50392	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
ROGER C. HOCHSCHILD 711 High Street Des Moines, IA 50392	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
SCOTT M. MILLS 711 High Street Des Moines, IA 50392	Director Member, Audit, Executive and Nominating and Governance Committees
H. ELIZABETH MITCHELL 711 High Street Des Moines, IA 50392	Director Member, Audit and Nominating and Governance Committees
CLAUDIO MURUZABAL 711 High Street Des Moines, IA 50392	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 711 High Street Des Moines, IA 50392	Director Chair, Audit Committee Member, Finance Committee
BLAIR C. PICKERELL 711 High Street Des Moines, IA 50392	Director Member, Finance and Human Resources Committees
CLARE S. RICHER 711 High Street Des Moines, IA 50392	Director Chair, Finance Committee Member, Human Resources and Executive Committees
ALFREDO RIVERA 711 High Street Des Moines, IA 50392	Director Member, Audit and Finance Committees
DEANNA D. STRABLE-SOETHOUT 711 High Street Des Moines, IA 50392	Director Chair of the Board, Executive Committee Principal Life: Chair, President and Chief Executive Officer

13

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
CHRISTOPHER AGBE DAVIES (1)	Vice President, Associate General Counsel, & Interim Corporate Secretary
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	President and Chief Executive Officer - Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	President, Asia Pacific & Middle East
LISA M. COULSON(1)	Senior Vice President and Chief Human Resources Officer
GEORGE DJURASOVIC (1)	Interim General Counsel
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President - Benefits and Protection
TERESA M. HASSARA(1)	Senior Vice President - WSRS
KARA M. HOOGENSEN(1)	Senior Vice President, Benefits and Protection - Head of Workplace Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer & PGS
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President - Chief Risk Officer and General Account
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Executive Vice President and Chief Financial Officer
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President, Benefits and Protection - Head of Business Owner Segment
PABLO SPRENGER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1) 711 High Street
Des Moines, IA 50392

(2) Av Apoquindo 3600
Piso 10
Santiago, Chile

(3) 29/F, Sun Hung Kai Centre
30 Harbour Road
Hong Kong SAR China

14

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant, Principal Life Insurance Company Variable Life Separate Account, is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. The Registrant supports benefits payable under Depositor's variable life insurance policies by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2025 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of the Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2025)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	100
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	94.14
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
15

→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	74.64
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Principal Workplace Ventures, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Investor Management (DIFC) Limited	UAE	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
16

→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	100
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 33. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Principal Life Insurance Company's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Company. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and
17

is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account and Principal National Life Insurance Company Variable Life Separate Account, registered unit investment trusts. Principal Securities, Inc. also acts as principal underwriter for index-linked annuity contracts issued by Principal Life Insurance Company.

(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Vivek Agrawal	Director
Principal Financial Group (1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Tom Drogan	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Head of Operations and Head of Supervision
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Dawn Roberts	Chief Financial Officer
Principal Financial Group(1)

Nathan P. Schelhaas	Director
18

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

For the fiscal year ended December 31, 2025:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$5,859,489	—	—	—

Item 35. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392.

Item 36. Management Services

N/A

Item 37. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.
19

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Des Moines and State of Iowa, on the 29th day of April, 2026.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board Executive Committee Principal Life, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board Executive Committee Principal Life, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, Chair of the Board, Executive	April 29, 2026
D. D. Strable-Soethout	Committee Principal Life, President and Chief Executive Officer

/s/ K. L. Wilhelm	Vice President and Controller	April 29, 2026
K. L. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	Executive Vice President and Chief Financial Officer	April 29, 2026
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	April 29, 2026
J. S. Auerbach

/s/ M. E. Beams*	Director	April 29, 2026
M. E. Beams

/s/ J. Carter-Miller*	Director	April 29, 2026
J. Carter-Miller

/s/ R. C. Hochschild*	Director	April 29, 2026
R. C. Hochschild

/s/ S. M. Mills*	Director	April 29, 2026
S. M. Mills

/s/ H. E. Mitchell*	Director	April 29, 2026
20

H. E. Mitchell

/s/ C. Muruzabal*	Director	April 29, 2026
C. Muruzabal

/s/ D. C. Nordin*	Director	April 29, 2026
D. C. Nordin

/s/ B. C. Pickerell*	Director	April 29, 2026
B. C. Pickerell

/s/ C. S. Richer*	Director	April 29, 2026
C. S. Richer

/s/ A. Rivera*	Director	April 29, 2026
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board, President and Chief Executive Officer
Attorney-in-fact pursuant to Powers of Attorney filed previously

21